UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:ANAGX

March 31, 2025

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AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAGX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Global Aggregate Bond Index
03/15	$9,574	$10,000
09/15	$9,459	$9,909
09/16	$10,096	$10,557
09/17	$10,207	$10,539
09/18	$10,173	$10,626
09/19	$11,046	$11,757
09/20	$11,329	$12,243
09/21	$11,433	$12,175
09/22	$9,899	$10,707
09/23	$10,014	$10,932
09/24	$11,136	$12,094
03/25	$11,117	$12,120

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-0.17%	3.71%	0.85%	1.51%
Class A (with sales charges)	-4.38%	-0.75%	-0.02%	1.06%
Bloomberg Global Aggregate Bond Index	0.21%	4.59%	0.42%	1.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAGX-S for the most recent performance information.

Class A:ANAGX

1

Key Fund Statistics

Net Assets	$5,802,578,119
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	143%
Total Advisory Fees Paid	$13,220,499

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	44.3%
Corporates - Investment Grade	25.8%
Mortgage Pass-Throughs	14.6%
Collateralized Loan Obligations	3.4%
Covered Bonds	3.4%
Collateralized Mortgage Obligations	2.9%
Asset-Backed Securities	2.7%
Corporates - Non-Investment Grade	2.3%
Commercial Mortgage-Backed Securities	2.2%
Governments - Sovereign Agencies	1.7%
Emerging Markets - Corporate Bonds	1.5%
Inflation-Linked Securities	1.2%
Governments - Sovereign Bonds	1.2%
Other	5.1%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Country Breakdown

Value	Value
United States	49.3%
Japan	15.6%
United Kingdom	7.5%
Canada	5.4%
France	4.7%
Spain	4.1%
China	3.9%
Italy	2.7%
Germany	2.7%
Australia	1.6%
Colombia	1.4%
Brazil	1.4%
South Korea	1.4%
Other	10.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Class A:ANAGX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAGX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANAGX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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GB-A-0154-0325

Class A:ANAGX

3

Advisor Class:ANAYX

March 31, 2025

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AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.54%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Global Aggregate Bond Index
03/15	$10,000	$10,000
09/15	$9,883	$9,909
09/16	$10,576	$10,557
09/17	$10,719	$10,539
09/18	$10,712	$10,626
09/19	$11,661	$11,757
09/20	$11,990	$12,243
09/21	$12,131	$12,175
09/22	$10,539	$10,707
09/23	$10,674	$10,932
09/24	$11,904	$12,094
03/25	$11,898	$12,120

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Advisor Class	-0.05%	3.82%	1.07%	1.75%
Bloomberg Global Aggregate Bond Index	0.21%	4.59%	0.42%	1.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAYX-S for the most recent performance information.

Advisor Class:ANAYX

1

Key Fund Statistics

Net Assets	$5,802,578,119
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	143%
Total Advisory Fees Paid	$13,220,499

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	44.3%
Corporates - Investment Grade	25.8%
Mortgage Pass-Throughs	14.6%
Collateralized Loan Obligations	3.4%
Covered Bonds	3.4%
Collateralized Mortgage Obligations	2.9%
Asset-Backed Securities	2.7%
Corporates - Non-Investment Grade	2.3%
Commercial Mortgage-Backed Securities	2.2%
Governments - Sovereign Agencies	1.7%
Emerging Markets - Corporate Bonds	1.5%
Inflation-Linked Securities	1.2%
Governments - Sovereign Bonds	1.2%
Other	5.1%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Country Breakdown

Value	Value
United States	49.3%
Japan	15.6%
United Kingdom	7.5%
Canada	5.4%
France	4.7%
Spain	4.1%
China	3.9%
Italy	2.7%
Germany	2.7%
Australia	1.6%
Colombia	1.4%
Brazil	1.4%
South Korea	1.4%
Other	10.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Advisor Class:ANAYX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANAYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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GB-ADV-0154-0325

Advisor Class:ANAYX

3

Class C:ANACX

March 31, 2025

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AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Global Aggregate Bond Index
03/15	$10,000	$10,000
09/15	$9,834	$9,909
09/16	$10,437	$10,557
09/17	$10,472	$10,539
09/18	$10,341	$10,626
09/19	$11,155	$11,757
09/20	$11,340	$12,243
09/21	$11,371	$12,175
09/22	$9,782	$10,707
09/23	$9,807	$10,932
09/24	$10,814	$12,094
03/25	$10,755	$12,120

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-0.54%	2.77%	0.06%	0.73%
Class C (with sales charges)	-1.52%	1.77%	0.06%	0.73%
Bloomberg Global Aggregate Bond Index	0.21%	4.59%	0.42%	1.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANACX-S for the most recent performance information.

Class C:ANACX

1

Key Fund Statistics

Net Assets	$5,802,578,119
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	143%
Total Advisory Fees Paid	$13,220,499

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	44.3%
Corporates - Investment Grade	25.8%
Mortgage Pass-Throughs	14.6%
Collateralized Loan Obligations	3.4%
Covered Bonds	3.4%
Collateralized Mortgage Obligations	2.9%
Asset-Backed Securities	2.7%
Corporates - Non-Investment Grade	2.3%
Commercial Mortgage-Backed Securities	2.2%
Governments - Sovereign Agencies	1.7%
Emerging Markets - Corporate Bonds	1.5%
Inflation-Linked Securities	1.2%
Governments - Sovereign Bonds	1.2%
Other	5.1%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Country Breakdown

Value	Value
United States	49.3%
Japan	15.6%
United Kingdom	7.5%
Canada	5.4%
France	4.7%
Spain	4.1%
China	3.9%
Italy	2.7%
Germany	2.7%
Australia	1.6%
Colombia	1.4%
Brazil	1.4%
South Korea	1.4%
Other	10.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Class C:ANACX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANACX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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GB-C-0154-0325

Class C:ANACX

3

Class I:ANAIX

March 31, 2025

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AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	Bloomberg Global Aggregate Bond Index
03/15	$10,000	$10,000
09/15	$9,884	$9,909
09/16	$10,576	$10,557
09/17	$10,720	$10,539
09/18	$10,717	$10,626
09/19	$11,667	$11,757
09/20	$11,992	$12,243
09/21	$12,147	$12,175
09/22	$10,541	$10,707
09/23	$10,673	$10,932
09/24	$11,898	$12,094
03/25	$11,910	$12,120

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class I	0.10%	3.94%	1.08%	1.76%
Bloomberg Global Aggregate Bond Index	0.21%	4.59%	0.42%	1.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAIX-S for the most recent performance information.

Class I:ANAIX

1

Key Fund Statistics

Net Assets	$5,802,578,119
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	143%
Total Advisory Fees Paid	$13,220,499

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	44.3%
Corporates - Investment Grade	25.8%
Mortgage Pass-Throughs	14.6%
Collateralized Loan Obligations	3.4%
Covered Bonds	3.4%
Collateralized Mortgage Obligations	2.9%
Asset-Backed Securities	2.7%
Corporates - Non-Investment Grade	2.3%
Commercial Mortgage-Backed Securities	2.2%
Governments - Sovereign Agencies	1.7%
Emerging Markets - Corporate Bonds	1.5%
Inflation-Linked Securities	1.2%
Governments - Sovereign Bonds	1.2%
Other	5.1%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Country Breakdown

Value	Value
United States	49.3%
Japan	15.6%
United Kingdom	7.5%
Canada	5.4%
France	4.7%
Spain	4.1%
China	3.9%
Italy	2.7%
Germany	2.7%
Australia	1.6%
Colombia	1.4%
Brazil	1.4%
South Korea	1.4%
Other	10.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Class I:ANAIX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANAIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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GB-I-0154-0325

Class I:ANAIX

3

Class Z:ANAZX

March 31, 2025

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AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$25	0.51%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Global Aggregate Bond Index
03/15	$10,000	$10,000
09/15	$9,886	$9,909
09/16	$10,596	$10,557
09/17	$10,733	$10,539
09/18	$10,734	$10,626
09/19	$11,693	$11,757
09/20	$12,024	$12,243
09/21	$12,186	$12,175
09/22	$10,579	$10,707
09/23	$10,717	$10,932
09/24	$11,972	$12,094
03/25	$11,969	$12,120

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class Z	-0.03%	4.00%	1.13%	1.81%
Bloomberg Global Aggregate Bond Index	0.21%	4.59%	0.42%	1.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAZX-S for the most recent performance information.

Class Z:ANAZX

1

Key Fund Statistics

Net Assets	$5,802,578,119
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	143%
Total Advisory Fees Paid	$13,220,499

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	44.3%
Corporates - Investment Grade	25.8%
Mortgage Pass-Throughs	14.6%
Collateralized Loan Obligations	3.4%
Covered Bonds	3.4%
Collateralized Mortgage Obligations	2.9%
Asset-Backed Securities	2.7%
Corporates - Non-Investment Grade	2.3%
Commercial Mortgage-Backed Securities	2.2%
Governments - Sovereign Agencies	1.7%
Emerging Markets - Corporate Bonds	1.5%
Inflation-Linked Securities	1.2%
Governments - Sovereign Bonds	1.2%
Other	5.1%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Country Breakdown

Value	Value
United States	49.3%
Japan	15.6%
United Kingdom	7.5%
Canada	5.4%
France	4.7%
Spain	4.1%
China	3.9%
Italy	2.7%
Germany	2.7%
Australia	1.6%
Colombia	1.4%
Brazil	1.4%
South Korea	1.4%
Other	10.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	-13.4%

Class Z:ANAZX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANAZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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GB-Z-0154-0325

Class Z:ANAZX

3

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

March 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

March 31, 2025 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 44.3%
Australia – 0.6%
Australia Government Bond Series 140 4.50%, 04/21/2033(a)	AUD	49,861	$31,680,997
Series 150 3.00%, 03/21/2047(a)		6,957	3,229,390

			34,910,387

Austria – 0.4%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	5,136	4,906,980
0.90%, 02/20/2032(a)		15,901	15,119,452

			20,026,432

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		11,236	11,785,496
Series 104 3.45%, 06/22/2042(a)		11,086	11,560,959

			23,346,455

Canada – 1.8%
Canadian Government Bond 2.75%, 03/01/2030	CAD	122,902	85,930,247
3.50%, 09/01/2029		28,068	20,240,931

			106,171,178

China – 3.4%
China Government Bond 4.15%, 12/12/2031(a)	CNH	34,500	5,378,826
Series INBK 2.11%, 08/25/2034	CNY	1,146,580	161,530,317
2.28%, 03/25/2031		226,400	32,136,221

			199,045,364

Colombia – 1.1%
Colombian TES Series B 6.25%, 07/09/2036	COP	16,557,700	2,486,921
7.25%, 10/26/2050		59,493,900	8,251,187
13.25%, 02/09/2033		199,579,800	50,378,151

			61,116,259

Finland – 0.3%
Finland Government Bond 2.50%, 04/15/2030(a)	EUR	14,147	15,240,310

ABFunds.com	AB Global Bond Fund 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

France – 1.5%
French Republic Government Bond OAT Series OAT 2.75%, 02/25/2030(a)	EUR	13,000	$14,063,625
3.00%, 11/25/2034(a)		23,740	24,849,571
3.50%, 11/25/2033(a)		42,273	46,458,958

			85,372,154

Germany – 1.7%
Bundesobligation Series 190 2.50%, 10/11/2029(a)		34,044	37,152,288
Bundesrepublik Deutschland Bundesanleihe 3.25%, 07/04/2042(a)		53,835	59,913,251

			97,065,539

Indonesia – 0.5%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	512,244,000	31,141,923

Italy – 2.3%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.45%, 07/15/2031(a)	EUR	19,835	21,704,744
3.50%, 02/15/2031(a)		49,262	54,242,859
Series 10Y 4.20%, 03/01/2034(a)		29,929	33,738,940
Series 13Y 4.05%, 10/30/2037(a)		17,818	19,422,442
Series 16Y 3.25%, 03/01/2038(a)		6,560	6,536,669

			135,645,654

Japan – 14.3%
Japan Government Five Year Bond Series 176 1.00%, 12/20/2029	JPY	47,776,000	317,105,716
Series 177 1.10%, 12/20/2029		550,000	3,667,712
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		2,529,000	11,482,812
Series 4 2.20%, 03/20/2051		5,289,350	33,775,579
Japan Government Ten Year Bond Series 357 0.10%, 12/20/2029		4,210,700	26,798,508

2 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Japan Government Thirty Year Bond Series 32 2.30%, 03/20/2040	JPY	1,800,000	$12,573,640
Series 65 0.40%, 12/20/2049		604,000	2,553,965
Series 68 0.60%, 09/20/2050		3,699,600	16,284,820
Series 81 1.60%, 12/20/2053		2,350,700	12,864,308
Series 82 1.80%, 03/20/2054		7,387,400	42,374,421
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		2,990,600	17,675,448
Series 169 0.30%, 06/20/2039		1,984,250	10,632,344
Series 183 1.40%, 12/20/2042		8,080,800	48,280,014
Series 191 2.00%, 12/20/2044		400,000	2,585,586
Japan Government Two Year Bond Series 468 0.60%, 01/01/2027		6,560,150	43,574,500
Series 469 0.70%, 02/01/2027		34,033,550	226,394,683

			828,624,056

Malaysia – 0.4%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	50,793	11,583,609
Series 0318 4.64%, 11/07/2033		58,543	14,022,483

			25,606,092

Mexico – 0.1%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	202,226	8,052,650

South Korea – 1.3%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	108,308,780	74,888,567

Spain – 2.9%
Spain Government Bond 3.15%, 04/30/2035(a)	EUR	69,357	73,625,165
3.45%, 07/30/2043(a)		40,000	40,643,116

ABFunds.com	AB Global Bond Fund 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.50%, 01/31/2041(a)	EUR	43,930	$45,701,448
4.70%, 07/30/2041(a)		6,791	8,134,190

			168,103,919

United Kingdom – 3.5%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	47,452	28,028,167
3.50%, 01/22/2045(a)		5,451	5,566,084
3.75%, 01/29/2038(a)		10,579	12,217,463
3.75%, 10/22/2053(a)		253	253,338
4.25%, 07/31/2034(a)		23,926	30,042,753
4.375%, 01/31/2040(a)		31,839	38,432,600
4.375%, 07/31/2054(a)		28,129	31,433,911
4.75%, 10/22/2043(a)		47,042	57,689,330

			203,663,646

United States – 7.8%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	131,422	82,754,539
1.125%, 08/15/2040		110,345	68,810,458
1.75%, 08/15/2041		39,116	26,397,055
1.875%, 02/15/2051		7,363	4,244,021
2.00%, 08/15/2051		29,395	17,402,757
3.00%, 11/15/2045		13,430	10,435,374
4.50%, 11/15/2054		2,585	2,534,512
U.S. Treasury Notes 2.125%, 05/31/2026		58,934	57,653,535
2.75%, 05/31/2029		84,709	80,817,585
3.50%, 09/30/2029		27,086	26,560,718
4.25%, 11/15/2034		750	750,351
4.625%, 02/15/2035		1,830	1,885,472
4.875%, 05/31/2026		70,149	70,806,647

			451,053,024

Total Governments - Treasuries (cost $2,733,227,259)			2,569,073,609

CORPORATES - INVESTMENT GRADE – 25.8%
Financial Institutions – 12.5%
Banking – 9.8%
ABN AMRO Bank NV 4.75%, 09/22/2027(a)(b)	EUR	5,200	5,537,615
AIB Group PLC 5.87%, 03/28/2035(a)	U.S.$	331	335,928
Series E 2.25%, 04/04/2028(a)	EUR	12,870	13,718,399
Ally Financial, Inc. 6.99%, 06/13/2029	U.S.$	127	132,406

4 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

American Express Co. 5.085%, 01/30/2031	U.S.$	679	$687,654
5.10%, 02/16/2028		458	463,481
5.645%, 04/23/2027		634	641,131
Banco Bilbao Vizcaya Argentaria SA 4.625%, 01/13/2031(a)	EUR	100	113,530
6.03%, 03/13/2035	U.S.$	5,200	5,338,827
7.88%, 11/15/2034		7,400	8,306,804
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)		510	491,196
Banco Santander SA 2.75%, 12/03/2030		400	347,274
3.80%, 02/23/2028		400	390,289
4.175%, 03/24/2028		17,200	17,022,878
4.38%, 04/12/2028		400	395,850
5.365%, 07/15/2028		200	202,741
6.03%, 01/17/2035		200	206,869
6.92%, 08/08/2033		600	636,522
Series E 1.00%, 11/04/2031(a)	EUR	700	641,400
3.50%, 01/09/2030(a)		300	328,846
4.875%, 10/18/2031(a)		300	345,872
5.75%, 08/23/2033(a)		7,000	8,024,893
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)	U.S.$	440	499,558
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	246,239
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	282,448
7.13%, 07/18/2033(a)		410	422,463
Bank Mandiri Persero Tbk PT Series E 4.75%, 05/13/2025(a)		320	319,680
Bank of America Corp. 1.73%, 07/22/2027		614	591,744
3.56%, 04/23/2027		761	752,677
3.705%, 04/24/2028		643	631,854
3.85%, 03/08/2037		240	215,162
3.97%, 03/05/2029		560	550,107
3.97%, 02/07/2030		97	94,341
4.95%, 07/22/2028		463	466,654
5.52%, 10/25/2035		437	427,642
5.74%, 02/12/2036		587	585,557
Series B 8.05%, 06/15/2027		930	988,298
Series E 0.65%, 10/26/2031(a)	EUR	204	189,391

ABFunds.com	AB Global Bond Fund 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

0.69%, 03/22/2031(a)	EUR	100	$94,943
3.65%, 03/31/2029(a)		5,885	6,480,199
Series FRN 5.19% (SOFR + 0.83%), 01/24/2029(c)	U.S.$	13,330	13,320,730
Bank of East Asia Ltd. (The) Series E 6.75%, 03/15/2027(a)		250	253,345
6.75%, 06/27/2034(a)		470	474,883
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,110	3,177,783
Series E 0.375%, 05/10/2027(a)	EUR	6,478	6,815,224
4.625%, 11/13/2029(a)		1,944	2,199,581
Bank of Montreal 3.09%, 01/10/2037	U.S.$	3,515	2,987,253
Series E 3.75%, 07/10/2030(a)	EUR	533	585,321
Series F2F 4.57%, 09/10/2027	U.S.$	392	392,147
Bank of New York Mellon Corp. (The) 3.44%, 02/07/2028		688	676,820
3.99%, 06/13/2028		201	199,234
Bank of Nova Scotia (The) 4.59%, 05/04/2037		4,663	4,302,369
4.93%, 02/14/2029		977	982,442
5.13%, 02/14/2031		136	137,199
Series E 0.125%, 09/04/2026(a)	EUR	531	555,020
Banque Federative du Credit Mutuel SA 5.13%, 05/24/2027(a)	AUD	8,450	5,329,667
Series E 0.625%, 11/03/2028(a)	EUR	300	296,702
0.625%, 02/21/2031(a)		100	90,989
0.875%, 12/07/2027(a)	GBP	4,600	5,356,419
1.125%, 01/19/2032(a)	EUR	300	273,941
4.00%, 01/26/2033(a)		200	219,261
4.375%, 05/02/2030(a)		200	224,098
Barclays PLC 5.09%, 06/20/2030	U.S.$	812	805,801
5.335%, 09/10/2035		346	336,715
5.37%, 02/25/2031		681	688,316
5.785%, 02/25/2036		3,468	3,484,273
6.22%, 05/09/2034		200	207,918
6.375%, 12/15/2025(a)(b)	GBP	9,126	11,788,510
7.09%, 11/06/2029(a)		1,924	2,616,794
7.12%, 06/27/2034	U.S.$	400	430,991

6 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 4.92%, 08/08/2030(a)	EUR	254	$290,136
5.26%, 01/29/2034(a)		557	649,292
8.41%, 11/14/2032(a)	GBP	5,875	8,053,439
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 1.875%, 09/18/2025(a)	U.S.$	600	590,136
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)		240	234,300
BNP Paribas SA 5.91%, 11/19/2035(a)		353	347,755
Series E 0.50%, 02/19/2028(a)	EUR	300	309,865
0.50%, 09/01/2028(a)		200	203,646
2.00%, 05/24/2031(a)	GBP	6,500	8,071,213
2.75%, 07/25/2028(a)	EUR	500	538,205
3.695%, 02/24/2028(a)	AUD	1,800	1,097,499
4.75%, 11/13/2032(a)	EUR	2,500	2,848,497
6.00%, 08/18/2029(a)	GBP	300	397,667
BPCE SA 2.28%, 01/20/2032(a)	U.S.$	3,374	2,849,177
3.12%, 10/19/2032(a)		11,222	9,552,350
4.625%, 03/02/2030(a)	EUR	200	225,999
5.08%, 10/23/2029(a)	AUD	500	314,515
5.88%, 01/14/2031(a)	U.S.$	1,639	1,678,113
6.27%, 10/24/2028(a)	AUD	2,870	1,880,295
6.29%, 01/14/2036(a)	U.S.$	1,071	1,104,907
6.51%, 01/18/2035(a)		699	714,876
Series E 4.125%, 03/08/2033(a)	EUR	100	109,412
4.50%, 01/13/2033(a)		200	224,099
CaixaBank SA 6.04%, 06/15/2035(a)	U.S.$	379	391,740
6.21%, 01/18/2029(a)		10,380	10,764,069
6.84%, 09/13/2034(a)		5,190	5,634,448
Series E 1.50%, 12/03/2026(a)	GBP	200	252,105
Canadian Imperial Bank of Commerce 4.51%, 09/11/2027	U.S.$	199	198,777
4.86%, 03/30/2029		129	129,431
Capital One Financial Corp. 5.82%, 02/01/2034		101	101,737
6.05%, 02/01/2035		77	78,587
6.38%, 06/08/2034		160	167,058
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	435,712

ABFunds.com	AB Global Bond Fund 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ceska sporitelna AS Series E 5.74%, 03/08/2028(a)	EUR	100	$113,006
5.94%, 06/29/2027(a)		400	446,577
Citigroup, Inc. 1.46%, 06/09/2027	U.S.$	705	678,973
3.67%, 07/24/2028		144	140,790
3.89%, 01/10/2028		127	125,482
3.98%, 03/20/2030		304	294,454
4.11%, 09/22/2033(a)	EUR	298	330,108
4.79%, 03/04/2029	U.S.$	687	688,290
5.59%, 11/19/2034		10,677	10,705,459
5.83%, 02/13/2035		875	869,558
6.02%, 01/24/2036		332	334,693
6.17%, 05/25/2034		628	641,887
Series AA 7.625%, 11/15/2028(b)		1,138	1,186,220
Series E 0.50%, 10/08/2027(a)	EUR	134	140,148
3.75%, 05/14/2032(a)		401	437,062
Series P 5.95%, 05/15/2025(b)	U.S.$	2,793	2,789,386
Series VAR 3.07%, 02/24/2028		609	591,649
Series W 4.00%, 12/10/2025(b)		232	228,762
Series Y 4.15%, 11/15/2026(b)		7,121	6,920,269
Citizens Financial Group, Inc. 5.25%, 03/05/2031		636	639,303
Comerica, Inc. 5.98%, 01/30/2030		129	131,082
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	9,500	10,707,465
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a)(b)		200	213,576
Credit Agricole SA 1.87%, 12/09/2031(a)	GBP	1,100	1,336,796
2.625%, 03/17/2027(a)	EUR	256	275,370
5.13%, 03/11/2027(a)	U.S.$	393	397,591
5.41%, 01/18/2029(a)	AUD	9,360	5,967,907
Series E 0.875%, 01/14/2032(a)	EUR	700	631,091
1.125%, 07/12/2032(a)		300	270,695
Credit Mutuel Arkea SA Series E 1.25%, 06/11/2029(a)		300	305,672

8 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Danske Bank A/S 1.62%, 09/11/2026(a)	U.S.$	441	$434,787
Deutsche Bank AG 1.375%, 02/17/2032(a)	EUR	100	94,379
5.375%, 01/11/2029(a)		200	228,945
Series E 1.625%, 01/20/2027(a)		100	105,948
1.75%, 11/19/2030(a)		500	497,314
4.125%, 04/04/2030(a)		6,200	6,847,731
Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	10,551	9,473,778
3.74%, 01/07/2033		2,987	2,617,183
5.00%, 09/11/2030		210	208,748
6.82%, 11/20/2029		150	158,991
7.08%, 02/10/2034		616	647,942
Deutsche Pfandbriefbank AG Series E 4.00%, 01/27/2028(a)	EUR	461	498,907
4.375%, 08/28/2026(a)		100	108,886
Discover Financial Services 7.96%, 11/02/2034	U.S.$	529	603,692
DNB Bank ASA Series E 4.00%, 08/17/2027(a)	GBP	316	402,246
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)	U.S.$	300	291,744
Fifth Third Bank NA 4.97%, 01/28/2028		250	251,463
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a)(b)		480	474,750
First Horizon Corp. 5.51%, 03/07/2031		139	139,695
Ford Credit Canada Co./Canada 6.38%, 11/10/2028	CAD	12,312	8,956,083
Goldman Sachs Bank USA/New York NY 5.41%, 05/21/2027	U.S.$	332	335,134
Goldman Sachs Group, Inc. (The) 1.95%, 10/21/2027		668	640,858
3.615%, 03/15/2028		426	417,953
3.81%, 04/23/2029		307	299,736
5.02%, 10/23/2035		138	134,207
5.21%, 01/28/2031		622	630,430
5.33%, 07/23/2035		133	132,367
5.54%, 01/28/2036		135	136,808
5.56%, 11/19/2045		273	265,970
Series E 0.875%, 05/09/2029(a)	EUR	11,489	11,360,032

ABFunds.com	AB Global Bond Fund 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

HSBC Holdings PLC 0.64%, 09/24/2029(a)	EUR	129	$127,547
2.01%, 09/22/2028	U.S.$	327	305,777
2.85%, 06/04/2031		244	218,793
4.755%, 06/09/2028		4,645	4,638,929
4.90%, 03/03/2029		691	692,340
5.13%, 03/03/2031		677	678,851
5.29%, 11/19/2030		276	278,585
5.55%, 03/04/2030		4,783	4,885,236
5.73%, 05/17/2032		250	256,767
5.87%, 11/18/2035		2,672	2,649,162
6.16%, 03/09/2029		405	419,939
6.36%, 11/16/2032(a)	EUR	8,812	10,185,948
6.50%, 09/15/2037	U.S.$	103	106,494
7.39%, 11/03/2028		200	212,397
7.40%, 11/13/2034		519	569,552
8.11%, 11/03/2033		656	746,036
Series E 3.125%, 06/07/2028	EUR	752	811,206
ING Groep NV 0.25%, 02/18/2029(a)		300	298,009
0.375%, 09/29/2028(a)		300	303,854
1.75%, 02/16/2031(a)		100	99,876
4.125%, 08/24/2033(a)		100	109,955
4.50%, 05/23/2029(a)		100	112,464
5.25%, 11/14/2033(a)		200	237,103
Series E 2.125%, 05/26/2031(a)		200	214,083
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	345,210
Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)		200	195,666
5.71%, 01/15/2026(a)		5,580	5,591,521
6.625%, 06/20/2033(a)		8,020	8,564,176
7.20%, 11/28/2033(a)		2,683	2,976,026
7.80%, 11/28/2053(a)		333	386,186
8.25%, 11/21/2033(a)		473	543,077
Series E 6.625%, 05/31/2033(a)	GBP	293	399,116
JPMorgan Chase & Co. 1.47%, 09/22/2027	U.S.$	661	632,176
2.95%, 02/24/2028		720	699,052
3.51%, 01/23/2029		235	228,305
3.54%, 05/01/2028		662	648,726
4.60%, 10/22/2030		298	295,762
4.95%, 10/22/2035		200	195,765
4.98%, 07/22/2028		274	276,373

10 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.14%, 01/24/2031	U.S.$	134	$136,144
5.50%, 01/24/2036		134	136,918
5.53%, 11/29/2045		135	133,609
Series E 0.39%, 02/24/2028(a)	EUR	274	283,012
1.00%, 07/25/2031(a)		307	293,715
1.64%, 05/18/2028(a)		266	280,299
1.96%, 03/23/2030(a)		189	195,100
4.46%, 11/13/2031(a)		13,850	15,733,702
KBC Group NV 5.80%, 01/19/2029(a)	U.S.$	300	308,109
Series E 0.125%, 01/14/2029(a)	EUR	100	100,125
4.375%, 11/23/2027(a)		100	110,815
KEB Hana Bank 1.25%, 12/16/2026(a)	U.S.$	200	189,722
Kookmin Bank 2.50%, 11/04/2030(a)		410	361,247
Lloyds Banking Group PLC 3.75%, 03/18/2028		285	279,866
4.75%, 05/23/2028(a)	AUD	1,430	889,729
5.39%, 06/10/2027		5,930	3,739,241
5.72%, 06/05/2030	U.S.$	200	205,784
5.80%, 03/17/2029	AUD	3,450	2,207,809
7.50%, 09/27/2025(b)	U.S.$	2,412	2,423,702
Series E 3.125%, 08/24/2030(a)	EUR	465	495,982
4.75%, 09/21/2031(a)		9,701	11,069,097
M&T Bank Corp. 4.83%, 01/16/2029	U.S.$	311	310,851
Metropolitan Bank & Trust Co. Series E 5.50%, 03/06/2034(a)		200	202,250
Mitsubishi UFJ Financial Group, Inc. 5.35%, 09/13/2028		200	203,608
Series E 4.64%, 06/07/2031(a)	EUR	240	274,921
Mizuho Financial Group, Inc. 5.10%, 05/13/2031	U.S.$	201	202,845
5.38%, 07/10/2030		288	294,012
Series E 0.18%, 04/13/2026(a)	EUR	528	556,738
4.61%, 08/28/2030(a)		200	229,485
Morgan Stanley 0.495%, 10/26/2029		4,458	4,395,319
2.475%, 01/21/2028	U.S.$	577	556,438
3.79%, 03/21/2030	EUR	247	272,082

ABFunds.com	AB Global Bond Fund 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.21%, 04/20/2028	U.S.$	640	$635,280
4.66%, 03/02/2029	EUR	10,875	12,279,140
5.23%, 01/15/2031	U.S.$	134	136,123
5.59%, 01/18/2036		381	388,894
5.65%, 04/13/2028		117	119,364
5.83%, 04/19/2035		127	131,608
6.63%, 11/01/2034		118	128,666
Series G 1.51%, 07/20/2027		707	679,477
3.77%, 01/24/2029		633	618,972
4.43%, 01/23/2030		427	421,494
5.15%, 01/25/2034	EUR	340	400,745
Morgan Stanley Bank NA 4.45%, 10/15/2027	U.S.$	502	501,390
4.95%, 01/14/2028		610	613,932
5.50%, 05/26/2028		250	254,601
National Bank of Canada 4.95%, 02/01/2028		742	746,878
Series E 3.75%, 01/25/2028(a)	EUR	248	273,910
National Bank of Greece SA Series G 4.50%, 01/29/2029(a)		293	328,761
Nationwide Building Society 2.97%, 02/16/2028(a)	U.S.$	4,664	4,510,941
5.65% (SOFR + 1.29%), 02/16/2028(a)(c)		290	292,310
6.18%, 12/07/2027(a)	GBP	8,475	11,138,115
6.56%, 10/18/2027(a)	U.S.$	307	315,190
Series E 3.83%, 07/24/2032(a)	EUR	5,766	6,284,702
NatWest Group PLC 3.03%, 11/28/2035	U.S.$	414	365,763
3.62%, 08/14/2030(a)	GBP	105	135,176
4.96%, 08/15/2030	U.S.$	295	295,113
6.475%, 06/01/2034		4,321	4,498,543
Series E 0.78%, 02/26/2030(a)	EUR	307	300,881
2.105%, 11/28/2031(a)	GBP	246	302,221
5.76%, 02/28/2034(a)	EUR	7,135	8,232,707
NatWest Markets PLC Series E 0.125%, 06/18/2026(a)		534	560,458
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a)(b)	U.S.$	290	287,916
NIBC Bank NV Series E 0.25%, 09/09/2026(a)	EUR	300	313,065

12 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nordea Bank Abp 6.625%, 03/26/2026(a)(b)	U.S.$	200	$201,091
Piraeus Bank SA Series E 4.625%, 07/17/2029(a)	EUR	251	280,598
PNC Financial Services Group, Inc. (The) 5.22%, 01/29/2031	U.S.$	135	137,342
5.40%, 07/23/2035		668	670,598
5.575%, 01/29/2036		677	688,430
5.68%, 01/22/2035		267	273,369
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	294,562
QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)		510	496,454
1.625%, 09/22/2025(a)		200	196,885
2.75%, 02/12/2027(a)		240	231,781
Royal Bank of Canada Series G 4.52%, 10/18/2028		350	349,109
4.715%, 03/27/2028		129	129,377
4.97%, 05/02/2031		129	129,654
5.07%, 07/23/2027		340	342,175
Santander Holdings USA, Inc. 5.47%, 03/20/2029		275	276,506
5.74%, 03/20/2031		5,701	5,742,639
Santander UK Group Holdings PLC 2.47%, 01/11/2028		450	432,327
4.86%, 09/11/2030		2,946	2,914,805
6.83%, 11/21/2026		9,942	10,065,122
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	733,408
Series G 4.50%, 03/26/2028(a)		200	198,016
Societe Generale SA 0.625%, 12/02/2027(a)	EUR	300	312,427
3.625%, 03/01/2041(a)	U.S.$	413	288,015
4.875%, 11/21/2031(a)	EUR	900	1,025,852
5.52%, 01/19/2028(a)	U.S.$	282	284,520
Standard Chartered PLC 1.46%, 01/14/2027(a)		300	292,330
2.61%, 01/12/2028(a)		9,278	8,927,865
4.87%, 03/15/2033(a)		580	573,340
5.005%, 10/15/2030(a)		367	365,661
6.06% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(b)(c)		8,000	7,604,014
6.30%, 01/09/2029(a)		210	217,381

ABFunds.com	AB Global Bond Fund 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.77%, 11/16/2028(a)	U.S.$	279	$298,555
Series E 1.625%, 10/03/2027(a)	EUR	222	235,828
State Street Corp. 4.54%, 02/28/2028	U.S.$	687	690,088
4.73%, 02/28/2030		562	565,108
Sumitomo Mitsui Financial Group, Inc. 1.55%, 06/15/2026(a)	EUR	499	532,544
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)	U.S.$	1,314	1,312,278
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,655	8,417,512
Swedbank AB 5.26% (SOFR + 0.91%), 04/04/2025(a)(c)	U.S.$	1,070	1,070,000
Sydbank AS Series G 5.125%, 09/06/2028(a)	EUR	100	113,337
Synchrony Financial 5.45%, 03/06/2031	U.S.$	4,437	4,405,138
5.935%, 08/02/2030		256	259,549
Toronto-Dominion Bank (The) 5.15%, 09/10/2034		173	171,486
5.25%, 07/23/2029(a)	AUD	2,190	1,383,953
Series E 1.95%, 04/08/2030(a)	EUR	556	559,425
UBS AG/London Series E 0.25%, 09/01/2028(a)		6,209	6,127,849
UBS Group AG 3.13%, 08/13/2030(a)	U.S.$	295	274,151
4.125%, 06/09/2033(a)	EUR	200	220,126
5.62%, 09/13/2030(a)	U.S.$	200	205,103
5.94% (SOFR + 1.58%), 05/12/2026(a)(c)		9,595	9,606,277
7.00%, 02/10/2030(a)(b)		6,470	6,372,624
7.125%, 08/10/2034(a)(b)		2,613	2,572,373
7.75%, 03/01/2029(a)	EUR	102	124,125
9.25%, 11/13/2028(a)(b)	U.S.$	1,652	1,792,558
Series E 1.00%, 06/24/2027(a)	EUR	215	227,341
4.75%, 03/17/2032(a)		816	930,852
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	619	598,424
5.86%, 06/19/2032(a)		1,200	1,205,105
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)		200	191,980
Series G 1.75%, 03/16/2031(a)		250	243,150

14 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

US Bancorp 4.01%, 05/21/2032	EUR	250	$275,907
5.05%, 02/12/2031	U.S.$	680	686,533
5.42%, 02/12/2036		136	136,926
US Bank NA/Cincinnati OH 4.51%, 10/22/2027		690	689,319
Virgin Money UK PLC Series G 4.625%, 10/29/2028(a)	EUR	100	112,378
5.125%, 12/11/2030(a)	GBP	135	173,813
Visa, Inc. 3.65%, 09/15/2047	U.S.$	336	261,629
Wells Fargo & Co. 2.39%, 06/02/2028		200	190,817
3.53%, 03/24/2028		680	666,164
5.21%, 12/03/2035		135	133,992
5.24%, 01/24/2031		672	683,111
5.71%, 04/22/2028		666	680,411
Series E 1.74%, 05/04/2030(a)	EUR	10,434	10,621,675
Westpac Banking Corp. Series G 4.32%, 11/23/2031	U.S.$	185	183,437
Woori Bank 5.125%, 08/06/2028(a)		210	211,109
6.375%, 07/24/2029(a)(b)		230	232,875
Yorkshire Building Society Series E 0.50%, 07/01/2028(a)	EUR	553	550,991

			570,308,424

Brokerage – 0.2%
BGC Group, Inc. 6.15%, 04/02/2030(a)	U.S.$	129	128,581
Blue Owl Finance LLC 6.25%, 04/18/2034		128	131,193
Charles Schwab Corp. (The) 4.88% (SOFR + 0.52%), 05/13/2026(c)		5,465	5,464,271
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		400	386,100
Jefferies Financial Group, Inc. 4.85%, 01/15/2027		103	103,083
LPL Holdings, Inc. 5.20%, 03/15/2030		137	137,472
5.65%, 03/15/2035		137	135,571
Nomura Holdings, Inc. 1.85%, 07/16/2025		5,405	5,358,684

			11,844,955

ABFunds.com	AB Global Bond Fund 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Finance – 1.0%
3i Group PLC 4.875%, 06/14/2029(a)	EUR	465	$528,173
Air Lease Corp. 5.40%, 06/01/2028	CAD	6,005	4,391,324
Aircastle Ltd. 5.25%, 06/15/2026(a)(b)	U.S.$	185	181,833
5.95%, 02/15/2029(a)		1,396	1,434,306
Aircastle Ltd./Aircastle Ireland DAC 5.25%, 03/15/2030(a)		10,907	10,869,450
Apollo Debt Solutions BDC 6.55%, 03/15/2032(a)		130	131,725
6.70%, 07/29/2031		376	388,193
6.90%, 04/13/2029		640	663,781
Ares Capital Corp. 5.80%, 03/08/2032		135	134,192
Ares Strategic Income Fund 6.20%, 03/21/2032(a)		133	132,225
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		911	879,865
4.125%, 08/01/2025(a)		23	22,922
4.75%, 04/14/2027(a)		3,249	3,248,960
4.875%, 10/01/2025(a)		926	925,360
Avolon Holdings Funding Ltd. 5.375%, 05/30/2030(a)		129	129,154
Blackstone Private Credit Fund 5.60%, 11/22/2029(a)		136	134,846
6.00%, 01/29/2032		135	133,668
Blackstone Secured Lending Fund 5.30%, 06/30/2030		691	678,263
5.35%, 04/13/2028		400	399,665
Blue Owl Capital Corp. 5.95%, 03/15/2029		652	653,793
Blue Owl Credit Income Corp. 5.80%, 03/15/2030(a)		339	332,443
Blue Owl Technology Finance Corp. 2.50%, 01/15/2027		288	272,831
6.10%, 03/15/2028(a)		133	132,584
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	615,319
Brookfield Finance, Inc. 5.81%, 03/03/2055		692	673,970
6.35%, 01/05/2034		123	130,829
CCBL Cayman 1 Corp., Ltd. Series E 1.80%, 07/22/2026(a)		400	386,256

16 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CFAMC IV Co., Ltd. Series E 4.50%, 05/29/2029(a)	U.S.$	200	$194,400
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	211,616
CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	299	295,082
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	6,645,922
FS KKR Capital Corp. 3.125%, 10/12/2028	U.S.$	690	627,579
6.125%, 01/15/2030		136	135,194
Golub Capital Private Credit Fund 5.875%, 05/01/2030(a)		132	130,677
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		654	635,805
8.00%, 06/15/2027(a)		567	587,703
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	811,913
Main Street Capital Corp. 6.50%, 06/04/2027		650	663,274
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030		682	679,530
Oaktree Strategic Credit Fund 6.50%, 07/23/2029		665	679,442
Sixth Street Lending Partners 5.75%, 01/15/2030		691	684,279
6.125%, 07/15/2030(a)		41	41,230
6.50%, 03/11/2029		653	667,287
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030		503	497,711
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	62,000	8,608,385
3.10%, 08/28/2054(a)		39,050	5,408,457
Wendel SE 4.50%, 06/19/2030(a)	EUR	400	450,480

			57,261,896

Financial Services – 0.1%
Blackstone Private Credit Fund 1.75%, 11/30/2026(a)		270	284,433
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	461,037
3.25%, 01/28/2027(a)		350	340,498

ABFunds.com	AB Global Bond Fund 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Digital Dutch Finco BV 1.50%, 03/15/2030(a)	EUR	2,879	$2,828,804
Equinix Europe 2 Financing Corp. LLC 3.25%, 03/15/2031		236	250,099
3.65%, 09/03/2033		100	105,816

			4,270,687

Insurance – 0.7%
AIA Group Ltd. 4.95%, 04/04/2033(a)	U.S.$	240	241,421
4.95%, 03/30/2035(a)		250	244,830
Allianz SE 1.30%, 09/25/2049(a)	EUR	200	194,967
5.82%, 07/25/2053(a)		200	238,435
Series E 4.25%, 07/05/2052(a)		400	434,981
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 2.75%, 02/19/2049(a)		264	276,386
Series E 3.50%, 10/01/2046(a)		155	168,423
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	3,086	2,811,721
2.55%, 11/19/2030(a)		2,565	2,246,262
2.72%, 01/07/2029(a)		56	51,746
5.32%, 11/13/2031(a)		123	123,095
5.38%, 01/07/2030(a)		4,460	4,519,984
5.53%, 07/11/2031(a)		12,665	12,852,457
5.58%, 01/09/2029(a)		15	15,312
Series E 0.37%, 09/10/2026(a)	EUR	107	111,635
0.83%, 01/08/2027(a)		530	552,991
Athene Holding Ltd. 6.25%, 04/01/2054	U.S.$	129	128,889
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	141,765
AXA SA Series E 1.875%, 07/10/2042(a)	EUR	301	281,878
3.25%, 05/28/2049(a)		451	480,476
Berkshire Hathaway, Inc. 2.15%, 03/15/2028		280	298,659
Cigna Group (The) 4.375%, 10/15/2028	U.S.$	7	6,948
4.80%, 08/15/2038		568	530,259
4.80%, 07/15/2046		193	167,822
4.90%, 12/15/2048		656	572,243

18 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)	U.S.$	1,089	$1,090,507
CNO Global Funding 5.875%, 06/04/2027(a)		645	661,487
Elevance Health, Inc. 5.70%, 02/15/2055		416	405,439
Generali Series E 5.00%, 06/08/2048(a)	EUR	428	480,957
5.50%, 10/27/2047(a)		238	270,181
Global Atlantic Fin Co. 7.95%, 06/15/2033(a)	U.S.$	557	626,634
Hannover Rueck SE 5.875%, 08/26/2043(a)	EUR	200	240,725
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 06/15/2054(a)	U.S.$	657	644,974
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		110	120,758
Metropolitan Life Global Funding I 5.40%, 07/11/2029(a)	AUD	2,537	1,625,573
Series G 3.50%, 09/30/2026(a)	GBP	120	152,033
3.75%, 12/07/2031(a)	EUR	249	274,613
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.00%, 05/26/2042(a)		300	266,636
1.25%, 05/26/2041(a)		100	93,165
New York Life Insurance Co. 4.45%, 05/15/2069(a)	U.S.$	80	62,273
Phoenix Group Holdings PLC Series E 4.375%, 01/24/2029(a)	EUR	252	278,698
Principal Life Global Funding II 4.60%, 08/19/2027(a)	U.S.$	186	186,565
4.80%, 01/09/2028(a)		348	350,707
Prudential Financial, Inc. 4.50%, 09/15/2047		679	661,096
5.20%, 03/14/2035		138	138,068
5.70%, 09/15/2048		635	635,526
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a)(b)		325	324,908
RGA Global Funding 5.25%, 01/09/2030(a)	U.S.$	135	137,322
Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)		131	139,466

ABFunds.com	AB Global Bond Fund 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sogecap SA 5.00%, 04/03/2045(a)	EUR	100	$107,804
6.50%, 05/16/2044(a)		200	239,343
Swiss Re Finance UK PLC Series E 2.71%, 06/04/2052(a)		100	98,869
UnitedHealth Group, Inc. 3.875%, 08/15/2059	U.S.$	325	232,582
4.95%, 05/15/2062		481	417,332
5.375%, 04/15/2054		129	122,188
5.50%, 04/15/2064		129	121,964
5.625%, 07/15/2054		133	130,527
5.75%, 07/15/2064		562	553,173
6.05%, 02/15/2063		111	114,262

			39,699,940

REITs – 0.7%
Alexandria Real Estate Equities, Inc. 5.50%, 10/01/2035		200	200,924
American Homes 4 Rent LP 5.50%, 07/15/2034		658	656,008
American Tower Corp. 0.50%, 01/15/2028	EUR	196	198,195
0.875%, 05/21/2029		7,478	7,356,728
0.95%, 10/05/2030		146	138,237
3.90%, 05/16/2030		112	123,868
4.90%, 03/15/2030	U.S.$	8,756	8,799,465
5.35%, 03/15/2035		138	138,321
Aroundtown SA Series E 0.375%, 04/15/2027(a)	EUR	100	101,455
4.80%, 07/16/2029(a)		200	222,781
Boston Properties LP 2.75%, 10/01/2026	U.S.$	642	622,281
5.75%, 01/15/2035		136	134,530
Brixmor Operating Partnership LP 5.20%, 04/01/2032		155	154,718
CBRE Services, Inc. 5.50%, 04/01/2029		643	659,317
5.95%, 08/15/2034		657	686,609
Crown Castle, Inc. 1.05%, 07/15/2026		90	85,807
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	309	276,010
1.25%, 02/01/2031(a)		6,051	5,702,993
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		330	294,865

20 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Essential Properties LP 2.95%, 07/15/2031	U.S.$	260	$225,263
Essex Portfolio LP 5.375%, 04/01/2035		302	301,948
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		260	245,779
5.625%, 09/15/2034		292	287,880
Indigo Group SAS 4.50%, 04/18/2030(a)	EUR	200	226,310
Newmark Group, Inc. 7.50%, 01/12/2029	U.S.$	152	159,377
Praemia Healthcare SACA 0.875%, 11/04/2029(a)	EUR	300	288,870
Prologis Euro Finance LLC Series E 1.00%, 02/08/2029		220	220,133
Prologis International Funding II SA Series E 1.625%, 06/17/2032(a)		1,949	1,833,848
Realty Income Corp. 5.00%, 10/15/2029	GBP	227	289,213
5.05%, 01/13/2026	U.S.$	398	397,819
5.25%, 09/04/2041	GBP	115	132,534
Safehold GL Holdings LLC 5.65%, 01/15/2035	U.S.$	273	270,681
Segro Capital SARL Series E 1.25%, 03/23/2026(a)	EUR	100	106,570
Simon Property Group LP 4.75%, 09/26/2034	U.S.$	216	207,115
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)	EUR	200	210,813
Stockland Trust Series E 1.625%, 04/27/2026(a)		100	106,162
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	40,000	5,542,481
Tritax EuroBox PLC 0.95%, 06/02/2026(a)	EUR	269	283,291
Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	2,576	2,403,730
6.39%, 01/15/2050(a)		205	164,999
7.375%, 02/13/2034(a)		236	237,803
Vicinity Centres Trust Series E 1.125%, 11/07/2029(a)	EUR	288	280,910

ABFunds.com	AB Global Bond Fund 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

VICI Properties LP 4.75%, 04/01/2028	U.S.$	129	$129,077
WEA Finance LLC 2.875%, 01/15/2027(a)		701	677,538
Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)		260	236,818

			42,020,074

			725,405,976

Industrial – 12.0%
Basic – 0.6%
Alpek SAB de CV 3.25%, 02/25/2031(a)		200	172,500
4.25%, 09/18/2029(a)		1,496	1,403,510
Amcor Flexibles North America, Inc. 4.80%, 03/17/2028(a)		137	137,786
5.10%, 03/17/2030(a)		137	138,238
Amcor Group Finance PLC 5.45%, 05/23/2029		651	665,027
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	107,112
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	320	283,749
2.875%, 03/17/2031(a)		316	280,207
4.125%, 03/15/2032(a)	EUR	250	274,922
5.75%, 04/05/2034(a)	U.S.$	200	202,449
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		403	378,946
3.75%, 10/01/2030		208	191,164
Antofagasta PLC 6.25%, 05/02/2034(a)		460	475,011
BHP Billiton Finance USA Ltd. 5.30%, 02/21/2035		201	202,671
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049(a)		260	233,059
Dow Chemical Co. (The) 5.35%, 03/15/2035		137	135,658
6.90%, 05/15/2053		111	121,218
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	317,920
5.315%, 04/14/2032(a)		204	200,177
Fresnillo PLC 4.25%, 10/02/2050(a)	U.S.$	240	174,826
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		660	635,576

22 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Glencore Capital Finance DAC Series E 1.25%, 03/01/2033(a)	EUR	225	$202,068
Glencore Funding LLC 2.50%, 09/01/2030(a)	U.S.$	678	596,724
4.91%, 04/01/2028(a)		129	129,470
5.19%, 04/01/2030(a)		180	181,174
5.34%, 04/04/2027(a)		475	480,919
5.67%, 04/01/2035(a)		129	129,446
5.89%, 04/04/2054(a)		130	126,713
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	207,500
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	177,071
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	183,015
6.125%, 02/26/2034(a)		482	489,412
LG Chem Ltd. 2.375%, 07/07/2031(a)		310	263,652
LYB International Finance BV 4.875%, 03/15/2044		662	570,513
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	224,939
LYB International Finance III LLC 5.50%, 03/01/2034	U.S.$	286	284,091
Ma’aden Sukuk Ltd. 5.25%, 02/13/2030(a)		340	344,269
5.50%, 02/13/2035(a)		262	265,961
MEGlobal BV 2.625%, 04/28/2028(a)		560	521,517
Nexa Resources SA 5.375%, 05/04/2027(a)		4,538	4,569,199
6.75%, 04/09/2034(a)		7,223	7,465,047
Nucor Corp. 4.30%, 05/23/2027		128	127,755
Nutrien Ltd. 4.50%, 03/12/2027		63	63,061
5.25%, 03/12/2032		74	74,077
Orbia Advance Corp. SAB de CV 1.875%, 05/11/2026(a)		5,767	5,545,489
4.00%, 10/04/2027(a)		400	384,680
POSCO 5.75%, 01/17/2028(a)		200	204,792
Rio Tinto Finance USA PLC 4.875%, 03/14/2030		138	139,282
5.00%, 03/14/2032		138	138,568
5.25%, 03/14/2035		138	138,926
5.75%, 03/14/2055		202	202,193

ABFunds.com	AB Global Bond Fund 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Smurfit Kappa Treasury ULC 1.50%, 09/15/2027(a)	EUR	265	$278,507
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)	U.S.$	550	532,664
6.50%, 11/07/2033(a)		250	261,707
Southern Copper Corp. 3.875%, 04/23/2025		180	179,604
Suzano Austria GmbH Series DM3N 3.125%, 01/15/2032		300	255,660

			32,671,391

Capital Goods – 0.7%
3M Co. 1.50%, 06/02/2031	EUR	396	382,963
2.875%, 10/15/2027	U.S.$	672	647,194
4.80%, 03/15/2030		139	139,460
5.15%, 03/15/2035		139	138,821
Series E 1.75%, 05/15/2030	EUR	247	251,108
Boeing Co. (The) 2.20%, 02/04/2026	U.S.$	397	388,430
3.25%, 02/01/2028		4,884	4,681,887
Carrier Global Corp. 4.125%, 05/29/2028	EUR	247	276,339
CNH Industrial Capital LLC 4.75%, 03/21/2028	U.S.$	467	467,847
CNH Industrial Finance Europe SA Series E 1.625%, 07/03/2029(a)	EUR	275	278,831
1.75%, 03/25/2027(a)		100	105,680
CNH Industrial NV Series E 3.75%, 06/11/2031(a)		251	274,065
CRH SMW Finance DAC 5.125%, 01/09/2030	U.S.$	673	680,584
Series E 4.00%, 07/11/2027(a)	EUR	190	211,377
4.25%, 07/11/2035(a)		370	411,323
Eaton Capital ULC 3.80%, 05/21/2036(a)		252	271,147
Emerson Electric Co. 3.00%, 03/15/2031		4,617	4,948,419
General Electric Co. Series E 4.125%, 09/19/2035(a)		243	271,649

24 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Holcim Finance Luxembourg SA Series E 0.625%, 04/06/2030(a)	EUR	295	$280,346
IDEX Corp. 3.00%, 05/01/2030	U.S.$	710	647,848
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	12,710	8,053,267
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 0.375%, 09/15/2027	EUR	100	102,197
3.125%, 12/11/2033		141	145,436
L3Harris Technologies, Inc. 5.40%, 01/15/2027	U.S.$	638	647,269
Lockheed Martin Corp. 5.90%, 11/15/2063		521	539,029
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	181,194
4.875%, 12/07/2027(a)		186	210,446
Parker-Hannifin Corp. 2.90%, 03/01/2030		8,422	8,973,575
Republic Services, Inc. 4.75%, 07/15/2030	U.S.$	531	533,588
5.15%, 03/15/2035		129	129,761
RTX Corp. 2.15%, 05/18/2030	EUR	1,172	1,192,682
3.50%, 03/15/2027	U.S.$	548	538,231
Safran SA 0.125%, 03/16/2026(a)	EUR	500	528,106
Siemens Financieringsmaatschappij NV 3.625%, 02/22/2044(a)		200	205,610
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(a)	U.S.$	204	203,090
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		210	184,945
Veralto Corp. 4.15%, 09/19/2031	EUR	237	263,268
Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	U.S.$	287	294,485

			38,681,497

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029	U.S.$	121	108,914
5.75%, 04/01/2048		245	211,315
6.48%, 10/23/2045		115	108,915

ABFunds.com	AB Global Bond Fund 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cox Communications, Inc. 5.45%, 09/01/2034(a)	U.S.$	879	$857,977
5.70%, 06/15/2033(a)		63	63,154
5.95%, 09/01/2054(a)		136	125,692
Discovery Communications LLC 1.90%, 03/19/2027	EUR	268	281,758
Grupo Televisa SAB 4.625%, 01/30/2026	U.S.$	200	197,292
5.00%, 05/13/2045		270	197,354
6.625%, 01/15/2040		350	322,595
ITV PLC 1.375%, 09/26/2026(a)	EUR	125	132,863
Series E 4.25%, 06/19/2032(a)		152	166,485
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	160	136,208
4.65%, 08/15/2062		92	78,642
5.40%, 08/15/2054		11	10,780
5.55%, 08/15/2064		1,140	1,121,446
Netflix, Inc. 3.875%, 11/15/2029(a)	EUR	350	391,558
Paramount Global 4.375%, 03/15/2043	U.S.$	5,096	3,776,065
5.85%, 09/01/2043		288	252,210
Prosus NV 1.54%, 08/03/2028(a)	EUR	230	233,033
3.06%, 07/13/2031(a)	U.S.$	334	287,083
3.68%, 01/21/2030(a)		1,062	979,313
3.83%, 02/08/2051(a)		200	128,315
TDF Infrastructure SASU 5.625%, 07/21/2028(a)	EUR	300	344,018
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	459,102
2.88%, 04/22/2031(a)		200	181,523
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	103,856
7.30%, 07/01/2038	U.S.$	597	625,705
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		134	130,700
4.28%, 03/15/2032		2,357	2,076,983
5.05%, 03/15/2042		808	645,843
5.14%, 03/15/2052		7,426	5,412,874

			20,149,571

Communications - Telecommunications – 0.8%
America Movil SAB de CV 6.125%, 11/15/2037		200	209,600
6.125%, 03/30/2040		300	309,561

26 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AT&T, Inc. 4.60%, 09/19/2028(a)	AUD	6,050	$3,764,578
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)	U.S.$	200	174,028
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	2,711	1,801,203
4.55%, 02/09/2030		1,318	948,647
5.15%, 02/09/2053		3,297	2,307,350
5.85%, 11/10/2032		14,542	11,176,326
Deutsche Telekom International Finance BV 3.60%, 01/19/2027(a)	U.S.$	642	631,359
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(a)		200	200,200
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)		420	372,750
4.625%, 10/10/2034(a)		200	195,090
PLDT, Inc. 2.50%, 01/23/2031(a)		200	173,312
PT Tower Bersama Infrastructure Tbk 2.80%, 05/02/2027(a)		200	189,000
SES GLOBAL Americas Holdings, Inc. 5.30%, 03/25/2044(a)		379	278,049
SingTel Group Treasury Pte Ltd. Series E 2.375%, 08/28/2029(a)		290	265,608
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 03/20/2028(a)		625	626,866
T-Mobile USA, Inc. 3.15%, 02/11/2032	EUR	300	316,322
3.75%, 04/15/2027	U.S.$	625	615,932
5.25%, 06/15/2055		139	127,620
5.30%, 05/15/2035		129	129,691
5.875%, 11/15/2055		129	130,026
TDC Net A/S Series E 5.62%, 02/06/2030(a)	EUR	237	270,444
Tele2 AB Series E 3.75%, 11/22/2029(a)		212	234,761
TELUS Corp. 4.95%, 02/18/2031	CAD	5,000	3,654,253
Series CAG 5.25%, 11/15/2032		17,557	13,010,631
Verizon Communications, Inc. 4.50%, 08/17/2027(a)	AUD	5,520	3,449,758
5.25%, 04/02/2035	U.S.$	129	129,318

ABFunds.com	AB Global Bond Fund 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Vodafone Group PLC Series E 3.00%, 08/12/2056(a)	GBP	100	$67,841

			45,760,124

Consumer Cyclical - Automotive – 1.4%
American Honda Finance Corp. Series E 3.65%, 04/23/2031	EUR	10,950	11,837,996
3.95%, 03/19/2032		1,554	1,691,262
Series G 4.40%, 09/05/2029	U.S.$	127	125,298
Aptiv Swiss Holdings Ltd. 5.75%, 09/13/2054		553	490,609
BMW US Capital LLC 4.65%, 03/19/2027(a)		631	632,144
4.75%, 03/21/2028(a)		129	129,235
4.85%, 08/13/2031(a)		13	12,873
5.05%, 03/21/2030(a)		129	129,653
5.40%, 03/21/2035(a)		129	127,813
BorgWarner, Inc. 1.00%, 05/19/2031	EUR	229	210,806
Cummins, Inc. 5.45%, 02/20/2054	U.S.$	652	637,929
Ford Motor Credit Co. LLC 3.375%, 11/13/2025		200	197,574
3.815%, 11/02/2027		676	644,963
5.11%, 05/03/2029		1,311	1,263,975
6.50%, 02/07/2035		937	918,908
6.80%, 05/12/2028		200	205,429
7.35%, 11/04/2027		622	644,414
7.35%, 03/06/2030		6,129	6,418,722
General Motors Co. 5.20%, 04/01/2045		379	317,676
5.40%, 04/01/2048		676	576,034
General Motors Financial Co., Inc. 2.35%, 01/08/2031		29	24,546
2.40%, 04/10/2028		471	435,858
3.10%, 01/12/2032		29	24,752
5.05%, 04/04/2028		514	514,558
5.35%, 07/15/2027		137	138,210
5.35%, 01/07/2030		135	134,754
5.40%, 04/06/2026		123	123,473
5.60%, 06/18/2031		131	131,091
5.625%, 04/04/2032		75	74,183
5.65%, 01/17/2029		4,160	4,224,816
5.75%, 02/08/2031		249	250,971
5.90%, 01/07/2035		427	422,561

28 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.10%, 01/07/2034	U.S.$	266	$267,187
Series E 4.00%, 07/10/2030(a)	EUR	9,225	10,067,579
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	2,944	2,114,052
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	3	2,883
5.125%, 04/05/2026(a)	EUR	228	251,527
5.95%, 06/11/2029(a)	U.S.$	4,665	4,705,880
Hyundai Capital America 2.375%, 10/15/2027(a)		300	282,812
4.85%, 03/25/2027(a)		129	129,055
4.875%, 11/01/2027(a)		167	167,421
5.15%, 03/27/2030(a)		887	884,110
5.25%, 01/08/2027(a)		4,163	4,197,016
5.40%, 03/29/2032(a)		129	128,412
5.68%, 06/26/2028(a)		6,331	6,461,455
6.10%, 09/21/2028(a)		59	61,161
6.50%, 01/16/2029(a)		147	154,283
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	322,582
Hyundai Motor Manufacturing Indonesia PT Series E 1.75%, 05/06/2026(a)		250	242,125
Mercedes-Benz Finance North America LLC 4.75%, 08/01/2027(a)		341	342,152
RCI Banque SA Series E 1.75%, 04/10/2026(a)	EUR	521	557,944
Stellantis NV Series E 4.25%, 06/16/2031(a)		300	328,853
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	12,010	7,474,130
Volkswagen Group of America Finance LLC 5.05%, 03/27/2028(a)	U.S.$	6,112	6,110,364

			78,966,069

Consumer Cyclical - Entertainment – 0.0%
Hasbro, Inc. 6.05%, 05/14/2034		163	167,368
Mattel, Inc. 3.75%, 04/01/2029(a)		2,339	2,216,138

			2,383,506

Consumer Cyclical - Other – 0.3%
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	248	274,380

ABFunds.com	AB Global Bond Fund 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	9,753	$8,716,744
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		540	530,928
Hyatt Hotels Corp. 5.05%, 03/30/2028		129	129,622
5.75%, 03/30/2032		129	129,751
Kingspan Securities Ireland DAC Series E 3.50%, 10/31/2031(a)	EUR	132	141,058
Las Vegas Sands Corp. 3.90%, 08/08/2029	U.S.$	410	385,651
Marriott International, Inc./MD 5.10%, 04/15/2032		155	154,229
5.35%, 03/15/2035		134	132,438
5.50%, 04/15/2037		1,073	1,059,776
5.55%, 10/15/2028		267	274,749
MDC Holdings, Inc. 2.50%, 01/15/2031		315	274,058
6.00%, 01/15/2043		5,384	5,270,178
Owens Corning 5.50%, 06/15/2027		7	7,134
5.70%, 06/15/2034		129	132,495
PulteGroup, Inc. 6.375%, 05/15/2033		182	192,341
Sands China Ltd. 2.85%, 03/08/2029(d)		277	250,444
3.25%, 08/08/2031(d)		450	389,812
4.375%, 06/18/2030(d)		499	470,931

			18,916,719

Consumer Cyclical - Restaurants – 0.0%
Darden Restaurants, Inc. 3.85%, 05/01/2027		658	647,863
McDonald’s Corp. 4.60%, 05/15/2030		691	690,335

			1,338,198

Consumer Cyclical - Retailers – 0.1%
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	542,269
AutoNation, Inc. 5.89%, 03/15/2035	U.S.$	110	109,754
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)		460	402,522
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052		172	123,404

30 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dollarama, Inc. 5.53%, 09/26/2028	CAD	231	$171,449
El Puerto de Liverpool SAB de CV 6.66%, 01/22/2037(a)	U.S.$	200	203,062
Home Depot, Inc. (The) 3.90%, 06/15/2047		661	522,312
4.25%, 04/01/2046		539	453,117
4.95%, 09/15/2052		247	226,528
5.30%, 06/25/2054		132	127,279
5.95%, 04/01/2041		50	52,774
Lowe’s Cos., Inc. 4.05%, 05/03/2047		98	76,347
5.625%, 04/15/2053		120	115,837
5.75%, 07/01/2053		122	119,489
5.80%, 09/15/2062		484	469,882
Pandora A/S Series E 3.875%, 05/31/2030(a)	EUR	144	157,862
PVH Corp. 4.125%, 07/16/2029		265	291,235
Tapestry, Inc. 5.50%, 03/11/2035	U.S.$	137	135,370

			4,300,492

Consumer Non-Cyclical – 2.2%
Altria Group, Inc. 2.45%, 02/04/2032		385	324,737
3.70%, 02/04/2051		553	380,416
4.25%, 08/09/2042		802	642,585
5.625%, 02/06/2035		500	504,370
5.80%, 02/14/2039		578	579,130
6.875%, 11/01/2033		79	87,013
American Medical Systems Europe BV 3.00%, 03/08/2031	EUR	7,318	7,772,887
Archer-Daniels-Midland Co. 4.50%, 08/15/2033	U.S.$	405	390,829
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)	EUR	535	551,881
Barry Callebaut Services NV 4.00%, 06/14/2029(a)		600	652,175
BAT Capital Corp. 4.54%, 08/15/2047	U.S.$	14	11,189
5.35%, 08/15/2032		6,990	7,026,923
5.625%, 08/15/2035		138	138,583
6.25%, 08/15/2055		138	137,656
BAT International Finance PLC Series E 2.25%, 01/16/2030(a)	EUR	143	147,442

ABFunds.com	AB Global Bond Fund 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BAT Netherlands Finance BV Series E 5.375%, 02/16/2031(a)	EUR	477	$558,224
Becton Dickinson & Co. 3.83%, 06/07/2032		308	336,385
Becton Dickinson Euro Finance SARL 3.55%, 09/13/2029		270	296,452
British American Tobacco PLC Series NC8 3.75%, 06/27/2029(a)(b)		477	493,859
Cardinal Health, Inc. 3.41%, 06/15/2027	U.S.$	699	683,734
5.35%, 11/15/2034		136	136,418
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	5,792	6,421,148
4.375%, 04/22/2052(a)	U.S.$	187	155,467
4.625%, 02/11/2028(a)		137	137,847
5.125%, 02/11/2035(a)		1,036	1,031,935
Carrefour SA Series E 3.75%, 10/10/2030(a)	EUR	300	329,344
Cencora, Inc. 3.45%, 12/15/2027	U.S.$	702	683,314
Cencosud SA 4.375%, 07/17/2027(a)		230	226,090
5.95%, 05/28/2031(a)		280	284,900
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	174,812
CommonSpirit Health 4.19%, 10/01/2049		401	312,735
CVS Health Corp. 5.70%, 06/01/2034		8,018	8,136,999
6.00%, 06/01/2044		428	417,034
Dentsply Sirona, Inc. 3.25%, 06/01/2030		711	637,183
Diageo Finance PLC Series E 1.50%, 10/22/2027(a)	EUR	376	394,602
1.875%, 03/27/2027(a)		135	143,955
Electrolux AB Series E 4.50%, 09/29/2028(a)		289	323,020
Eli Lilly & Co. 4.95%, 02/27/2063	U.S.$	600	545,910
5.10%, 02/09/2064		130	121,024
5.20%, 08/14/2064		785	743,121
5.50%, 02/12/2055		136	137,353

32 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.60%, 02/12/2065	U.S.$	301	$303,603
Gilead Sciences, Inc. 1.20%, 10/01/2027		703	651,365
GlaxoSmithKline Capital, Inc. 4.50%, 04/15/2030		138	138,030
Hershey Co. (The) 4.95%, 02/24/2032		136	137,279
5.10%, 02/24/2035		437	440,338
Illumina, Inc. 4.65%, 09/09/2026		137	136,938
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		13,519	13,643,498
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)		490	437,335
Johnson & Johnson 3.35%, 02/26/2037	EUR	479	505,058
3.70%, 02/26/2055		192	194,891
4.85%, 03/01/2032	U.S.$	137	139,027
5.00%, 03/01/2035		137	139,436
Kellanova 3.75%, 05/16/2034	EUR	250	270,926
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	U.S.$	148	137,514
Kraft Heinz Foods Co. 3.25%, 03/15/2033	EUR	10,940	11,486,653
5.20%, 03/15/2032	U.S.$	537	542,669
Kroger Co. (The) 2.65%, 10/15/2026		631	613,434
5.50%, 09/15/2054		136	128,335
Loblaw Cos. Ltd. 5.01%, 09/13/2032	CAD	13,800	10,223,214
6.54%, 02/17/2033(a)		3,182	2,536,151
Louis Dreyfus Co. Finance BV 3.50%, 10/22/2031(a)	EUR	259	275,193
Mars, Inc. 4.45%, 03/01/2027(a)	U.S.$	138	138,297
4.55%, 04/20/2028(a)		639	641,212
4.60%, 03/01/2028(a)		79	79,322
4.80%, 03/01/2030(a)		138	138,843
5.00%, 03/01/2032(a)		138	138,622
5.20%, 03/01/2035(a)		138	138,696
5.65%, 05/01/2045(a)		138	138,299
McKesson Corp. 4.90%, 07/15/2028		87	88,396
Medtronic, Inc. 4.15%, 10/15/2053	EUR	174	182,283

ABFunds.com	AB Global Bond Fund 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Merck & Co., Inc. 2.90%, 12/10/2061	U.S.$	562	$327,974
3.90%, 03/07/2039		543	471,040
5.15%, 05/17/2063		191	177,738
METRO AG 4.625%, 03/07/2029(a)	EUR	506	560,679
Metro, Inc./CN 4.66%, 02/07/2033	CAD	11,382	8,273,817
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	224	244,374
MSD Netherlands Capital BV 3.70%, 05/30/2044		366	375,657
3.75%, 05/30/2054		249	245,124
Mylan, Inc. 5.20%, 04/15/2048	U.S.$	217	168,933
5.40%, 11/29/2043		730	609,563
Nestle Holdings, Inc. 5.25%, 03/13/2026(a)		501	505,430
PepsiCo, Inc. 4.65%, 02/15/2053		122	107,841
Pfizer, Inc. 7.20%, 03/15/2039		95	112,081
Philip Morris International, Inc. 1.75%, 11/01/2030		734	629,780
4.25%, 11/10/2044		704	588,484
4.375%, 11/01/2027		633	632,514
4.75%, 02/12/2027		242	243,725
4.875%, 11/15/2043		646	586,983
4.90%, 11/01/2034		136	133,582
5.625%, 11/17/2029		32	33,362
5.625%, 09/07/2033		267	276,661
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		253	222,805
6.875%, 05/15/2034		4	4,316
REWE International Finance BV 4.875%, 09/13/2030(a)	EUR	400	457,884
Roche Holdings, Inc. 5.22%, 03/08/2054(a)	U.S.$	283	273,203
Saputo, Inc. 5.25%, 11/29/2029	CAD	13,719	10,128,396
5.49%, 11/20/2030		6,874	5,161,373
Stryker Corp. 4.55%, 02/10/2027	U.S.$	136	136,228
4.70%, 02/10/2028		136	136,841
Sutter Health 5.16%, 08/15/2033		3,533	3,559,252

34 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sysco Corp. 5.10%, 09/23/2030	U.S.$	299	$303,557
Thermo Fisher Scientific, Inc. 5.00%, 12/05/2026		500	505,197
Viatris, Inc. 2.70%, 06/22/2030		3,052	2,655,635
3.85%, 06/22/2040		947	687,999
4.00%, 06/22/2050		360	235,034
Viterra Finance BV Series E 1.00%, 09/24/2028(a)	EUR	281	283,283
Whirlpool Corp. 4.50%, 06/01/2046	U.S.$	838	627,241
4.75%, 02/26/2029		657	647,302
Whirlpool EMEA Finance SARL 0.50%, 02/20/2028	EUR	281	278,279
Whirlpool Finance Luxembourg SARL 1.10%, 11/09/2027		311	317,337

			129,902,042

Energy – 2.4%
Adnoc Murban Rsc Ltd. 5.125%, 09/11/2054(a)	U.S.$	200	182,312
APA Corp. 4.25%, 01/15/2030(a)		111	105,576
6.10%, 02/15/2035(a)		170	169,270
BG Energy Capital PLC Series E 5.125%, 12/01/2025(a)	GBP	365	471,982
BP Capital Markets America, Inc. 5.23%, 11/17/2034	U.S.$	198	199,007
BP Capital Markets BV Series E 4.32%, 05/12/2035(a)	EUR	247	274,988
BP Capital Markets PLC 3.25%, 03/22/2026(a)(b)		3,699	3,980,140
3.625%, 03/22/2029(a)(b)		8,895	9,388,371
4.25%, 03/22/2027(a)(b)	GBP	328	410,952
4.375%, 08/19/2031(a)(b)	EUR	386	408,636
4.75%, 08/28/2029(a)	AUD	9,360	5,868,552
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	137,756
Chevron USA, Inc. 4.475%, 02/26/2028		137	137,973
4.69%, 04/15/2030		137	138,158
4.82%, 04/15/2032		137	137,798
ConocoPhillips Co. 4.025%, 03/15/2062		210	152,733

ABFunds.com	AB Global Bond Fund 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.55%, 03/15/2054	U.S.$	205	$198,613
5.65%, 01/15/2065		135	130,142
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		2,050	1,716,107
4.375%, 01/15/2028		204	199,908
COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)		200	197,988
Devon Energy Corp. 5.20%, 09/15/2034		347	334,595
7.95%, 04/15/2032		7,504	8,575,576
Diamondback Energy, Inc. 4.25%, 03/15/2052		3	2,276
5.55%, 04/01/2035		303	304,138
Enbridge, Inc. 6.10%, 11/09/2032	CAD	16,978	13,199,091
Energy Transfer LP 5.20%, 04/01/2030	U.S.$	137	138,539
5.55%, 05/15/2034		94	93,928
5.60%, 09/01/2034		192	192,326
5.70%, 04/01/2035		201	202,437
6.20%, 04/01/2055		137	135,913
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		96	94,413
EOG Resources, Inc. 5.65%, 12/01/2054		199	196,653
Exxon Mobil Corp. 4.23%, 03/19/2040		215	192,118
Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(a)		200	202,605
Harbour Energy PLC 6.33%, 04/01/2035(a)		149	148,435
Hess Corp. 4.30%, 04/01/2027		230	228,762
7.125%, 03/15/2033		9,699	10,962,454
7.875%, 10/01/2029		289	324,739
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		334	281,395
5.75%, 04/19/2047(a)		260	227,175
Kinder Morgan, Inc. 2.25%, 03/16/2027	EUR	530	565,961
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)		539	555,236
MPLX LP 4.95%, 03/14/2052	U.S.$	516	433,811
5.65%, 03/01/2053		271	250,244

36 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Occidental Petroleum Corp. 5.375%, 01/01/2032	U.S.$	7,608	$7,498,952
6.60%, 03/15/2046		496	500,280
6.625%, 09/01/2030		140	147,183
ONEOK Partners LP 6.65%, 10/01/2036		36	38,752
ONEOK, Inc. 4.40%, 10/15/2029		2,464	2,420,531
5.05%, 11/01/2034		317	306,301
5.20%, 07/15/2048		588	517,844
5.65%, 09/01/2034		106	106,943
5.70%, 11/01/2054		637	596,053
6.05%, 09/01/2033		2,049	2,130,708
ORLEN SA 6.00%, 01/30/2035(a)		380	388,550
Ovintiv, Inc. 6.50%, 02/01/2038		70	72,171
7.375%, 11/01/2031		461	505,453
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(a)		230	235,520
Qatarenergy LNG S3 5.84%, 09/30/2027(a)		225	228,365
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		5,285	5,333,954
6.70%, 02/25/2037(a)		3,880	3,878,987
6.95%, 03/05/2054(a)		230	224,743
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	207,387
SA Global Sukuk Ltd. 1.60%, 06/17/2026(a)		350	336,984
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	960,355
3.25%, 11/24/2050(a)		410	267,234
5.75%, 07/17/2054(a)		242	227,780
5.875%, 07/17/2064(a)		522	486,961
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		452	373,098
Targa Resources Corp. 5.55%, 08/15/2035		302	301,312
6.25%, 07/01/2052		454	458,608
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	228,048
Terega SASU 0.625%, 02/27/2028(a)	EUR	200	201,338
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)	U.S.$	330	285,259

ABFunds.com	AB Global Bond Fund 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TotalEnergies SE 2.00%, 01/17/2027(a)(b)	EUR	11,880	$12,446,047
4.12%, 11/19/2029(a)(b)		200	215,990
Series NC7 1.625%, 10/25/2027(a)(b)		1,929	1,970,920
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	169,264
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)	U.S.$	160	157,900
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		200	200,126
Valero Energy Corp. 6.625%, 06/15/2037		10,149	10,871,415
Var Energi ASA 7.50%, 01/15/2028(a)		6,774	7,172,288
Vestas Wind Systems A/S Series E 4.125%, 06/15/2026(a)	EUR	240	263,091
Wintershall Dea Finance BV 1.82%, 09/25/2031(a)		8,800	8,211,903
4.36%, 10/03/2032(a)		2,549	2,722,597

			136,316,977

Other Industrial – 0.0%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	U.S.$	306	233,929
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	232,515
Ferguson Finance PLC 4.65%, 04/20/2032(a)		624	601,506
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	508	554,785
Worley US Finance Sub Ltd. Series E 0.875%, 06/09/2026(a)		531	561,237
WW Grainger, Inc. 4.60%, 06/15/2045	U.S.$	234	208,865

			2,392,837

Services – 1.0%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		630	550,557
2.80%, 11/28/2029(a)	CNH	97,910	13,495,578
Amazon.com, Inc. 3.30%, 04/13/2027	U.S.$	514	505,420
4.10%, 04/13/2062		65	51,428

38 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Booking Holdings, Inc. 3.50%, 03/01/2029	EUR	5,255	$5,788,621
4.00%, 03/01/2044		100	102,573
4.25%, 05/15/2029		168	189,738
4.50%, 11/15/2031		6,154	7,061,134
4.75%, 11/15/2034		233	270,796
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	424	579,879
Chicago Parking Meters LLC 4.93%, 12/30/2025	U.S.$	16,500	16,421,660
Global Payments, Inc. 4.875%, 03/17/2031	EUR	8,702	9,808,698
ISS Global A/S Series E 0.875%, 06/18/2026(a)		106	112,159
Mastercard, Inc. 1.00%, 02/22/2029		278	281,441
3.85%, 03/26/2050	U.S.$	400	316,684
4.55%, 03/15/2028		53	53,391
4.55%, 01/15/2035		355	345,724
4.95%, 03/15/2032		1,157	1,176,409
PayPal Holdings, Inc. 5.50%, 06/01/2054		130	125,141
RELX Capital, Inc. 4.75%, 03/27/2030		129	129,855
5.25%, 03/27/2035		129	130,031
Rentokil Initial Finance BV Series E 4.375%, 06/27/2030(a)	EUR	245	275,514
Securitas Treasury Ireland DAC Series E 4.375%, 03/06/2029(a)		100	112,843
Visa, Inc. 4.30%, 12/14/2045	U.S.$	650	566,673
Worldline SA/France Series E 4.125%, 09/12/2028(a)	EUR	300	323,148

			58,775,095

Technology – 1.5%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)	U.S.$	290	264,541
Allegion US Holding Co., Inc. 5.60%, 05/29/2034		651	657,939
Apple, Inc. 4.10%, 08/08/2062		100	80,183

ABFunds.com	AB Global Bond Fund 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Applied Materials, Inc. 4.80%, 06/15/2029	U.S.$	205	$208,116
ASML Holding NV 1.375%, 07/07/2026(a)	EUR	100	106,623
Baidu, Inc. 2.375%, 08/23/2031	U.S.$	320	279,107
Booz Allen Hamilton, Inc. 5.95%, 04/15/2035		138	137,035
Broadridge Financial Solutions, Inc. 2.90%, 12/01/2029		697	643,158
Cisco Systems, Inc. 4.55%, 02/24/2028		136	137,168
4.75%, 02/24/2030		136	138,154
5.35%, 02/26/2064		376	363,931
Concentrix Corp. 6.65%, 08/02/2026		638	650,845
Dell International LLC/EMC Corp. 4.75%, 04/01/2028		129	129,527
5.00%, 04/01/2030		129	129,472
5.30%, 04/01/2032		424	426,801
5.50%, 04/01/2035		338	338,195
8.35%, 07/15/2046		125	156,710
DXC Capital Funding DAC 0.95%, 09/15/2031(a)	EUR	568	515,676
Entegris, Inc. 4.75%, 04/15/2029(a)	U.S.$	9,256	8,928,650
Fidelity National Information Services, Inc. 2.00%, 05/21/2030	EUR	5,327	5,376,115
Fiserv, Inc. 1.625%, 07/01/2030		6,152	6,106,969
4.50%, 05/24/2031		137	155,504
Fortive Corp. 3.15%, 06/15/2026	U.S.$	681	668,394
Foundry JV Holdco LLC 5.90%, 01/25/2033(a)		6,027	6,141,628
6.10%, 01/25/2036(a)		300	306,888
6.15%, 01/25/2032(a)		1,156	1,199,924
6.25%, 01/25/2035(a)		3,565	3,688,109
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)		200	178,042
Hewlett Packard Enterprise Co. 4.45%, 09/25/2026		139	138,720
6.35%, 10/15/2045(d)		56	57,395
Honeywell International, Inc. Series 4Y 3.50%, 05/17/2027	EUR	8,594	9,439,916

40 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

1.10%, 03/01/2027	U.S.$	690	$650,102
1.75%, 09/01/2031		763	637,857
3.375%, 03/01/2030	EUR	100	109,442
3.75%, 03/01/2036		258	273,813
4.125%, 11/02/2034		234	259,462
HP, Inc. 2.65%, 06/17/2031	U.S.$	714	622,137
3.00%, 06/17/2027		90	86,966
IBM International Capital Pte Ltd. 5.30%, 02/05/2054		129	119,972
Intel Corp. 3.75%, 03/25/2027		407	400,411
International Business Machines Corp. 1.70%, 05/15/2027		653	618,139
1.75%, 01/31/2031	EUR	509	507,877
2.90%, 02/10/2030		6,030	6,461,643
3.50%, 05/15/2029	U.S.$	100	95,976
3.625%, 02/06/2031	EUR	240	264,203
3.75%, 02/06/2035		121	131,858
4.00%, 06/20/2042	U.S.$	178	146,708
4.25%, 05/15/2049		100	81,365
4.90%, 07/27/2052		284	252,222
5.10%, 02/06/2053		100	91,580
5.20%, 02/10/2035		136	136,368
5.70%, 02/10/2055		136	134,777
Intuit, Inc. 5.50%, 09/15/2053		521	517,358
KLA Corp. 4.95%, 07/15/2052		119	108,880
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		10,101	9,708,547
Lam Research Corp. 4.00%, 03/15/2029		225	221,417
4.875%, 03/15/2049		705	642,334
Leidos, Inc. 4.375%, 05/15/2030		656	636,679
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		818	750,957
Nokia Oyj Series E 2.00%, 03/11/2026(a)	EUR	253	271,457
Open Text Corp. 6.90%, 12/01/2027(a)	U.S.$	610	631,414
Oracle Corp.
2.80%, 04/01/2027		653	631,972
4.10%, 03/25/2061		362	257,952
4.80%, 08/03/2028		678	683,659

ABFunds.com	AB Global Bond Fund 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.25%, 02/03/2032	U.S.$	6,650	$6,735,366
5.50%, 08/03/2035		114	114,841
6.00%, 08/03/2055		678	676,412
6.125%, 08/03/2065		136	135,824
QUALCOMM, Inc. 4.30%, 05/20/2047		222	186,960
6.00%, 05/20/2053		23	24,264
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		877	841,050
Sage Group PLC (The) Series E 3.82%, 02/15/2028(a)	EUR	263	291,612
Salesforce, Inc. 2.70%, 07/15/2041	U.S.$	815	581,093
SAP SE 0.125%, 05/18/2026(a)	EUR	100	105,376
1.375%, 03/13/2030(a)		100	101,105
1.625%, 03/10/2031(a)		100	100,191
ServiceNow, Inc. 1.40%, 09/01/2030	U.S.$	752	634,586
SK Hynix, Inc. 2.375%, 01/19/2031(a)		260	225,610
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	457,029
2.25%, 04/23/2031(a)		790	689,220
Tyco Electronics Group SA 3.25%, 01/31/2033	EUR	380	402,858
VMware LLC 1.40%, 08/15/2026	U.S.$	684	655,035
3.90%, 08/21/2027		642	630,877

			88,484,248

Transportation - Airlines – 0.2%
Alaska Airlines 2020-1 Class A Pass Through Trust 4.80%, 08/15/2027(a)		496	493,917
AS Mileage Plan IP Ltd. 5.02%, 10/20/2029(a)		7,622	7,468,777
5.31%, 10/20/2031(a)		173	169,242
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		71	70,483
4.75%, 10/20/2028(a)		681	677,758
easyJet PLC Series E 3.75%, 03/20/2031(a)	EUR	253	274,781

42 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 10/15/2027	U.S.$	668	$678,337
United Airlines, Inc. 4.375%, 04/15/2026(a)		2,341	2,301,712

			12,135,007

Transportation - Railroads – 0.3%
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	213,166
Canadian Pacific Railway Co. 4.80%, 03/30/2030	U.S.$	439	440,481
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		387	361,159
5.875%, 07/05/2034(a)		231	232,565
MTR Corp., Ltd. Series E 2.75%, 09/20/2034(a)	CNH	76,620	10,563,421
3.05%, 09/20/2054(a)		40,000	5,304,943
Union Pacific Corp. 5.60%, 12/01/2054	U.S.$	136	136,413

			17,252,148

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 3.83%, 02/02/2032(a)		290	237,184
Autostrade per l’Italia SpA 2.00%, 12/04/2028(a)	EUR	170	176,400
Series E 4.625%, 02/28/2036(a)		100	108,595
ENA Master Trust 4.00%, 05/19/2048(a)	U.S.$	1,716	1,263,182
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	2,905	3,938,454
Series E 1.875%, 03/14/2034(a)	EUR	298	272,251
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	242,798
International Distribution Services PLC 1.25%, 10/08/2026(a)	EUR	146	154,024
Motability Operations Group PLC Series E 3.875%, 01/24/2034(a)		244	263,351
4.25%, 06/17/2035(a)		361	398,344
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(a)	U.S.$	133	134,625

ABFunds.com	AB Global Bond Fund 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ryder System, Inc. 5.00%, 03/15/2030	U.S.$	287	$288,614
Sats Treasury Pte Ltd. Series G 4.83%, 01/23/2029(a)		200	201,208
Varanasi Aurangabad Nh-2 Tollway Pvt. Ltd. 5.90%, 02/28/2034(a)		290	293,074

			7,972,104

			696,398,025

Utility – 1.3%
Electric – 1.0%
Abu Dhabi National Energy Co. PJSC 4.75%, 03/09/2037(a)		200	191,350
4.875%, 04/23/2030(a)		420	422,230
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		490	417,284
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	7,762,560
4.25%, 05/21/2036(a)		294	241,507
AES Andes SA 6.25%, 03/14/2032(a)		200	201,108
6.30%, 03/15/2029(a)		200	204,132
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		616	550,286
Alexander Funding Trust II 7.47%, 07/31/2028(a)		2,863	3,047,125
Ameren Illinois Co. 5.625%, 03/01/2055		137	136,434
American Electric Power Co., Inc. 6.95%, 12/15/2054		148	151,139
Black Hills Corp. 5.95%, 03/15/2028		2	2,072
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		29	28,790
5.05%, 03/01/2035		319	316,507
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(e)		201	173,836
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		301	299,484
Commonwealth Edison Co. 5.30%, 02/01/2053		130	123,211
Series 133 3.85%, 03/15/2052		98	73,470
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		102	82,723
5.50%, 03/15/2055		135	130,941

44 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consorcio Transmantaro SA 5.20%, 04/11/2038(a)	U.S.$	460	$436,563
Dominion Energy, Inc. 5.00%, 06/15/2030		138	138,716
5.45%, 03/15/2035		138	138,000
DTE Energy Co. 4.95%, 07/01/2027		292	294,285
Duke Energy Carolinas LLC 5.25%, 03/15/2035		397	401,934
Duke Energy Corp. 3.10%, 06/15/2028	EUR	241	260,665
3.75%, 04/01/2031		262	283,312
5.80%, 06/15/2054	U.S.$	131	128,042
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	103,856
5.55%, 03/15/2054		131	126,905
Edison International 5.75%, 06/15/2027(f)		8,557	8,634,832
6.25%, 03/15/2030		253	256,456
Electricite de France SA 6.00%, 04/22/2064(a)		200	188,578
Series E 6.00%, 01/29/2026(a)(b)	GBP	500	643,503
Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,130,536
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	204,046
Enel Finance International NV 3.625%, 05/25/2027(a)		410	401,245
6.00%, 10/07/2039(a)		599	609,100
7.75%, 10/14/2052(a)		200	239,148
Series E 0.875%, 01/17/2031(a)	EUR	167	156,706
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	250	227,500
6.375%, 04/17/2034(a)		485	500,006
Engie SA 1.50%, 05/30/2028(a)(b)	EUR	100	100,317
Entergy Louisiana LLC 5.70%, 03/15/2054	U.S.$	130	128,297
5.80%, 03/15/2055		298	296,631
Entergy Mississippi LLC 5.80%, 04/15/2055		450	447,526
Entergy Texas, Inc. 5.55%, 09/15/2054		116	111,313

ABFunds.com	AB Global Bond Fund 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Florida Power & Light Co. 4.125%, 06/01/2048	U.S.$	125	$101,441
5.30%, 06/15/2034		138	141,225
5.30%, 04/01/2053		130	125,129
Iberdrola Finanzas SA 5.38%, 11/28/2030(a)	AUD	1,700	1,076,799
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)	U.S.$	290	258,512
4.25%, 08/14/2028(a)		3,001	2,901,457
Kallpa Generacion SA 5.875%, 01/30/2032(a)		330	335,659
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		490	488,535
5.875%, 04/02/2035(a)		390	388,658
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		574	576,102
Minejesa Capital BV 4.625%, 08/10/2030(a)		1,018	988,285
Nevada Power Co. Series GG 5.90%, 05/01/2053		385	385,153
Niagara Energy SAC 5.75%, 10/03/2034(a)		690	682,410
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		7,216	7,135,959
NSTAR Electric Co. 4.85%, 03/01/2030		686	691,905
Oklahoma Gas & Electric Co. 5.80%, 04/01/2055		129	128,734
Oncor Electric Delivery Co. LLC 4.50%, 03/20/2027(a)		129	129,497
4.65%, 11/01/2029		498	498,488
5.35%, 04/01/2035(a)		370	374,259
5.55%, 06/15/2054		132	128,659
5.80%, 04/01/2055(a)		129	129,502
Pacific Gas & Electric Co. 3.30%, 12/01/2027		665	637,770
5.70%, 03/01/2035		202	202,077
5.80%, 05/15/2034		299	302,011
PacifiCorp 4.15%, 02/15/2050		390	300,793
5.10%, 02/15/2029		23	23,393
6.35%, 07/15/2038		110	116,276
PECO Energy Co. 2.85%, 09/15/2051		155	96,598

46 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PPL Capital Funding, Inc. 5.25%, 09/01/2034	U.S.$	68	$67,663
Public Service Co. of Colorado 5.35%, 05/15/2034		301	302,613
Public Service Co. of Oklahoma 5.20%, 01/15/2035		353	348,630
Public Service Electric & Gas Co. 5.30%, 08/01/2054		132	126,681
Series Q 5.50%, 03/01/2055		287	283,002
Puget Sound Energy, Inc. 5.685%, 06/15/2054		131	129,667
San Diego Gas & Electric Co. 5.40%, 04/15/2035		533	537,163
Sierra Pacific Power Co. 5.90%, 03/15/2054		178	179,200
Southern California Edison Co. 5.25%, 03/15/2030		87	87,495
5.70%, 03/01/2053		120	112,082
5.875%, 12/01/2053		123	117,857
5.90%, 03/01/2055		135	129,875
TenneT Holding BV 2.37%, 07/22/2025(a)(b)	EUR	125	134,157
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)	U.S.$	430	432,103
Virginia Electric & Power Co. 5.55%, 08/15/2054		480	464,931
5.65%, 03/15/2055		508	498,636
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		71	71,282
6.95%, 10/15/2033(a)		323	347,525
Xcel Energy, Inc. 4.75%, 03/21/2028		641	643,494
5.60%, 04/15/2035		138	138,688

			57,642,237

Natural Gas – 0.3%
Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	14,461	13,652,847
3.75%, 04/16/2033(a)		100	106,470
4.25%, 07/05/2029(a)		210	235,201
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	120	150,942
CU, Inc. 5.90%, 11/20/2034	CAD	1,227	975,483

ABFunds.com	AB Global Bond Fund 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	$224,860
National Grid North America, Inc. Series E 4.67%, 09/12/2033(a)	EUR	369	420,416
NorteGas Energia Distribucion SA Series E 2.065%, 09/28/2027(a)		269	282,551

			16,048,770

Other Utility – 0.0%
American Water Capital Corp. 5.25%, 03/01/2035	U.S.$	137	137,712
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		435	443,308
Suez SACA Series E 5.00%, 11/03/2032(a)	EUR	200	232,613

			813,633

			74,504,640

Total Corporates - Investment Grade (cost $1,485,828,897)			1,496,308,641

MORTGAGE PASS-THROUGHS – 14.6%
Agency Fixed Rate 30-Year – 14.6%
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035	U.S.$	5	4,871
Series 2007 5.50%, 09/01/2036		3	3,104
5.50%, 08/01/2037		3	3,464
Series 2008 5.50%, 03/01/2037		1	1,497
Series 2017 3.50%, 06/01/2047		10	9,166
3.50%, 08/01/2047		16	15,087
3.50%, 10/01/2047		121	110,482
3.50%, 01/01/2048		6	5,547
Series 2018 3.50%, 01/01/2048		4	3,804
3.50%, 02/01/2048		138	125,921
3.50%, 03/01/2048		3,264	2,994,105
3.50%, 05/01/2048		11	10,354

48 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Government National Mortgage Association Series 2022 5.00%, 11/20/2052	U.S.$	33,719	$33,287,995
Series 2025 2.50%, 04/01/2055, TBA		77,474	66,064,838
3.00%, 04/01/2055, TBA		86,646	76,745,071
4.00%, 04/01/2055, TBA		17,468	16,355,003
4.50%, 04/01/2055, TBA		31,377	30,107,571
5.00%, 04/01/2055, TBA		178,922	176,016,702
5.50%, 04/01/2055, TBA		216,013	216,486,454
6.00%, 04/01/2055, TBA		33,278	33,774,713
Uniform Mortgage-Backed Security Series 2025 2.00%, 04/01/2055, TBA		65,737	52,288,873
2.50%, 04/01/2055, TBA		64,938	54,000,006
5.50%, 04/01/2055, TBA		26,750	26,715,517
6.00%, 04/01/2055, TBA		53,685	54,523,617
6.50%, 04/01/2055, TBA		9,793	10,099,444

Total Mortgage Pass-Throughs (cost $848,495,247)			849,753,206

COLLATERALIZED LOAN OBLIGATIONS – 3.4%
CLO - Floating Rate – 3.4%
AGL CLO 16 Ltd. Series 2021-16A, Class AR 5.275% (CME Term SOFR 3 Month + 0.95%), 01/20/2035(a)(c)		5,410	5,385,752
Series 2021-16A, Class BR 5.725% (CME Term SOFR 3 Month + 1.40%), 01/20/2035(a)(c)		6,310	6,191,896
AIMCO CLO Series 2015-AA, Class AR3 5.55% (CME Term SOFR 3 Month + 1.25%), 10/17/2034(a)(c)		8,010	8,007,477
Allegro CLO XI Ltd. Series 2019-2A, Class BR 6.19% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a)(c)		11,755	11,712,126
Apidos CLO XXXII Series 2019-32A, Class A1R 5.39% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(a)(c)		7,975	7,955,892
Series 2019-32A, Class B1R 5.79% (CME Term SOFR 3 Month + 1.50%), 01/20/2033(a)(c)		980	979,964

ABFunds.com	AB Global Bond Fund 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Apidos CLO XXXV Series 2021-35A, Class A 5.605% (CME Term SOFR 3 Month + 1.31%), 04/20/2034(a)(c)	U.S.$	5,030	$5,030,614
Bain Capital Credit CLO Ltd. Series 2020-1A, Class BR 6.09% (CME Term SOFR 3 Month + 1.80%), 04/18/2033(a)(c)		6,802	6,806,330
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class A 5.72% (CME Term SOFR 3 Month + 1.43%), 04/20/2034(a)(c)		4,500	4,500,657
Betony CLO 2 Ltd. Series 2018-1A, Class A1 5.63% (CME Term SOFR 3 Month + 1.34%), 04/30/2031(a)(c)		1,064	1,064,537
Clover CLO LLC Series 2021-3A, Class BR 5.75% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a)(c)		10,031	9,934,209
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.55% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(a)(c)		19,750	19,751,027
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 5.63% (CME Term SOFR 3 Month + 1.34%), 04/22/2035(a)(c)		5,000	4,997,500
Invesco CLO Ltd. Series 2021-1A, Class A1 5.56% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a)(c)		5,500	5,498,702
Kings Park CLO Ltd. Series 2021-1A, Class A 5.685% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a)(c)		5,450	5,452,627
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.75% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a)(c)		5,996	5,957,479
Marble Point CLO XI Ltd. Series 2017-2A, Class A 5.735% (CME Term SOFR 3 Month + 1.44%), 12/18/2030(a)(c)		3,658	3,658,113
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 5.67% (CME Term SOFR 3 Month + 0.95%), 07/16/2035(a)(c)		5,063	5,043,799

50 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class BR 5.80% (CME Term SOFR 3 Month + 1.50%), 01/20/2037(a)(c)	U.S.$	5,005	$4,979,835
OCP CLO Ltd. Series 2021-23A, Class BR 5.83% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a)(c)		10,815	10,632,951
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 5.765% (CME Term SOFR 3 Month + 1.44%), 11/18/2031(a)(c)		4,323	4,323,458
OZLM XVIII Ltd. Series 2018-18A, Class A 5.58% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a)(c)		6,978	6,978,391
Peace Park CLO Ltd. Series 2021-1A, Class A 5.685% (CME Term SOFR 3 Month + 1.39%), 10/20/2034(a)(c)		4,620	4,621,968
Series 2021-1A, Class B1 6.155% (CME Term SOFR 3 Month + 1.86%), 10/20/2034(a)(c)		3,667	3,668,532
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 6.04% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a)(c)		4,990	5,000,806
Pikes Peak CLO 6 Series 2020-6A, Class ARR 5.26% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(a)(c)		4,899	4,859,760
Series 2020-6A, Class BRR 5.77% (CME Term SOFR 3 Month + 1.45%), 05/18/2034(a)(c)		2,286	2,272,452
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.73% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(c)		4,750	4,750,299
Regatta XVI Funding Ltd. Series 2019-2A, Class A2R 5.75% (CME Term SOFR 3 Month + 1.45%), 01/15/2033(a)(c)		4,500	4,504,334
Rockford Tower CLO Ltd. Series 2018-2A, Class A 5.715% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a)(c)		4,460	4,461,137

ABFunds.com	AB Global Bond Fund 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 6.225% (CME Term SOFR 3 Month + 1.93%), 11/29/2036(a)(c)	U.S.$	10,514	$10,576,683
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.41% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a)(c)		4,306	4,296,816
Voya CLO Ltd. Series 2018-3A, Class BR2 6.10% (CME Term SOFR 3 Month + 1.80%), 10/15/2031(a)(c)		4,534	4,535,281

Total Collateralized Loan Obligations (cost $198,540,781)			198,391,404

COVERED BONDS – 3.4%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	7,900	8,299,137
Bank of Montreal Series E 0.125%, 01/26/2027(a)		17,195	17,854,376
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		11,325	11,741,849
Series E 0.01%, 12/15/2027(a)		3,220	3,257,235
BPCE SFH SA 0.625%, 09/22/2027(a)		5,200	5,377,014
Series E 0.01%, 11/10/2027(a)		17,500	17,756,697
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		12,300	13,369,657
Caisse Francaise de Financement Local SA 0.01%, 02/22/2028(a)		7,100	7,122,269
Series E 3.00%, 10/02/2028(a)		1,100	1,200,715
Cie de Financement Foncier SA 3.125%, 05/18/2027(a)		4,700	5,151,777
Commonwealth Bank of Australia Series E 0.75%, 02/28/2028(a)		4,795	4,922,509
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,744,389
Series E 0.01%, 04/12/2028(a)		1,900	1,901,504
0.875%, 08/31/2027(a)		1,900	1,977,859
3.375%, 09/04/2028(a)		8,400	9,294,625

52 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Credit Mutuel Home Loan SFH SA Series E 3.25%, 04/20/2029(a)	EUR	4,000	$4,409,931
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	17,437,989
Series G 0.625%, 03/16/2027(a)		11,055	11,534,215
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	11,971,165
Series E 1.125%, 05/31/2028(a)		1,570	1,623,335
Royal Bank of Canada Series E 0.01%, 01/21/2027(a)		3,100	3,213,607
Santander UK PLC 1.125%, 03/12/2027(a)		4,609	4,862,624
Series G 0.05%, 01/12/2027(a)		15,000	15,561,551
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		3,770	3,863,094
Series G 0.86%, 03/24/2027(a)		1,500	1,573,545
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	9,952,304

Total Covered Bonds (cost $198,120,046)			196,974,972

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%
Risk Share Floating Rate – 2.9%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.34% (CME Term SOFR + 1.00%), 09/25/2031(a)(c)	U.S.$	7,225	7,223,589
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.44% (CME Term SOFR + 1.10%), 01/25/2045(a)(c)		4,848	4,840,471
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.89% (CME Term SOFR + 1.55%), 10/25/2041(a)(c)		633	636,403
Series 2022-R06, Class 1M1 7.09% (CME Term SOFR + 2.75%), 05/25/2042(a)(c)		4,195	4,283,134

ABFunds.com	AB Global Bond Fund 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2022-R08, Class 1M1 6.89% (CME Term SOFR + 2.55%), 07/25/2042(a)(c)	U.S.$	8,633	$8,844,152
Series 2023-R04, Class 1M1 6.64% (CME Term SOFR + 2.30%), 05/25/2043(a)(c)		4,802	4,889,941
Series 2023-R05, Class 1M1 6.24% (CME Term SOFR + 1.90%), 06/25/2043(a)(c)		4,175	4,204,777
Series 2024-R04, Class 1M1 5.44% (CME Term SOFR + 1.10%), 05/25/2044(a)(c)		4,553	4,544,489
Series 2024-R06, Class 1M1 5.39% (CME Term SOFR + 1.05%), 09/25/2044(a)(c)		2,283	2,277,825
Series 2025-R02, Class 1A1 5.34% (CME Term SOFR + 1.00%), 02/25/2045(a)(c)		2,774	2,776,628
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.99% (CME Term SOFR + 1.65%), 01/25/2034(a)(c)		2,733	2,737,940
Series 2021-DNA6, Class M2 5.84% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		15,067	15,072,154
Series 2021-DNA7, Class M1 5.19% (CME Term SOFR + 0.85%), 11/25/2041(a)(c)		321	320,244
Series 2021-DNA7, Class M2 6.14% (CME Term SOFR + 1.80%), 11/25/2041(a)(c)		13,277	13,334,811
Series 2021-HQA4, Class M1 5.29% (CME Term SOFR + 0.95%), 12/25/2041(a)(c)		11,028	10,988,930
Series 2021-HQA4, Class M2 6.69% (CME Term SOFR + 2.35%), 12/25/2041(a)(c)		6,919	6,979,536
Series 2022-DNA3, Class M2 8.69% (CME Term SOFR + 4.35%), 04/25/2042(a)(c)		4,004	4,194,318
Series 2023-DNA1, Class M1A 6.44% (CME Term SOFR + 2.10%), 03/25/2043(a)(c)		10,759	10,899,492
Series 2023-DNA2, Class M1A 6.44% (CME Term SOFR + 2.10%), 04/25/2043(a)(c)		9,714	9,845,530

54 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-DNA2, Class M1B 7.59% (CME Term SOFR + 3.25%), 04/25/2043(a)(c)	U.S.$	2,664	$2,784,531
Series 2024-DNA2, Class A1 5.59% (CME Term SOFR + 1.25%), 05/25/2044(a)(c)		1,972	1,972,600
Series 2024-DNA2, Class M1 5.54% (CME Term SOFR + 1.20%), 05/25/2044(a)(c)		1,663	1,662,623
Series 2024-DNA3, Class M1 5.34% (CME Term SOFR + 1.00%), 10/25/2044(a)(c)		1,750	1,745,927
Series 2024-HQA2, Class M1 5.54% (CME Term SOFR + 1.20%), 08/25/2044(a)(c)		9,422	9,441,844
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-HQA2 Series 2023-HQA2, Class M1B 7.69% (CME Term SOFR + 3.35%), 06/25/2043(a)(c)		6,000	6,269,537
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.29% (CME Term SOFR + 0.95%), 01/25/2045(a)(c)		5,928	5,918,365
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.29% (CME Term SOFR + 0.95%), 02/25/2045(a)(c)		4,858	4,843,302
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.45% (CME Term SOFR + 4.11%), 05/25/2025(c)		904	908,030
Series 2015-C03, Class 1M2 9.45% (CME Term SOFR + 5.11%), 07/25/2025(c)		214	217,574
Series 2015-C04, Class 1M2 10.15% (CME Term SOFR + 5.81%), 04/25/2028(c)		697	714,631
Series 2016-C01, Class 2M2 11.40% (CME Term SOFR + 7.06%), 08/25/2028(c)		282	292,176
Series 2016-C02, Class 1M2 10.45% (CME Term SOFR + 6.11%), 09/25/2028(c)		600	613,077

ABFunds.com	AB Global Bond Fund 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2021-R02, Class 2M2 6.34% (CME Term SOFR + 2.00%), 11/25/2041(a)(c)	U.S.$	7,361	$7,388,243
Home RE Ltd. Series 2023-1, Class M1A 6.49% (CME Term SOFR + 2.15%), 10/25/2033(a)(c)		1,017	1,018,322
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.95% (CME Term SOFR + 5.61%), 10/25/2025(a)(c)		1,254	1,293,517

			165,978,663

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036(c)		1,191	596,004
Series 2006-26CB, Class A6 6.25%, 09/25/2036		110	52,759
Series 2006-26CB, Class A8 6.25%, 09/25/2036		410	197,089
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		557	379,123
Series 2007-15CB, Class A19 5.75%, 07/25/2037		238	137,593
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.93%, 09/25/2047		193	177,263
Series 2007-3, Class A30 5.75%, 04/25/2037		757	345,243
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.75%, 03/25/2037		103	87,278
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		391	341,181
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.68%, 12/28/2037		557	496,057

			2,809,590

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.685% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(c)		527	123,232

Total Collateralized Mortgage Obligations (cost $169,910,857)			168,911,485

56 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 2.7%
Other ABS - Fixed Rate – 1.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)	U.S.$	6,719	$6,673,428
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(a)		4,022	4,022,219
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		2,355	2,383,053
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		2,435	2,438,124
Series 2023-B, Class A 6.92%, 12/17/2036(a)		1,503	1,563,485
Series 2025-1CON, Class A 4.82%, 04/17/2036(a)		6,286	6,298,469
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(a)		5,695	5,722,716
Series 2025-1, Class B 4.69%, 10/14/2032(a)		1,283	1,286,660
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(a)		10,019	10,022,591
Series 2024-1A, Class B 4.79%, 08/20/2032(a)		261	259,914
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(a)		7,003	7,082,090
Dell Equipment Finance Trust Series 2023-3, Class A2 6.10%, 04/23/2029(a)		619	620,267
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		2,560	2,570,902
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		2,380	2,400,976
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		2,720	2,735,107
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(a)		1,599	1,578,066
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		908	910,285

ABFunds.com	AB Global Bond Fund 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)	U.S.$	8,191	$7,039,011
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		2,778	2,801,335
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a)(c)		1,553	1,558,570
Series 2025-1A, Class B 5.20%, 07/20/2032(a)(c)		2,889	2,910,044
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		6,804	6,827,098
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		10,770	10,885,844
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		2,949	2,963,439

			93,553,693

Autos - Fixed Rate – 0.9%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.68%, 05/17/2032(a)		2,919	2,955,975
Series 2024-B, Class B 5.12%, 09/15/2032(a)		1,900	1,908,146
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		3,401	3,457,543
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		8,260	8,274,612
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		8,465	8,573,962
LAD Auto Receivables Trust Series 2023-2A, Class A2 5.93%, 06/15/2027(a)		603	603,589
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		2,829	2,857,880
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		810	812,300

58 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.04%, 07/25/2031(a)	U.S.$	3,986	$4,002,802
Tesla Auto Lease Trust Series 2024-B, Class A4 4.88%, 06/20/2028(a)		3,521	3,527,159
Series 2024-B, Class B 5.11%, 08/21/2028(a)		8,017	8,033,138
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		3,147	3,192,587

			48,199,693

Other ABS - Floating Rate – 0.2%
Capital Street Master Trust Series 2024-1, Class A 5.70% (CME Term SOFR + 1.35%), 10/16/2028(a)(c)		3,929	3,928,536
Sotheby’s Artfi Master Trust Series 2024-1A, Class A2 5.805% (CME Term SOFR 3 Month + 1.50%), 12/22/2031(a)(c)		8,490	8,504,283

			12,432,819

Total Asset-Backed Securities (cost $154,566,090)			154,186,205

CORPORATES - NON-INVESTMENT GRADE – 2.3%
Industrial – 2.2%
Basic – 0.2%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	2,655	3,009,627
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)	U.S.$	1,695	1,591,342
SNF Group SACA 3.125%, 03/15/2027(a)		1,664	1,585,692
4.50%, 03/15/2032(a)	EUR	6,090	6,563,482

			12,750,143

Capital Goods – 0.2%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)	U.S.$	4,322	4,366,225
6.25%, 03/15/2033(a)		3,132	3,170,826
Ball Corp. 2.875%, 08/15/2030		2,073	1,807,110

			9,344,161

ABFunds.com	AB Global Bond Fund 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.3%
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	6,681	$6,137,812
5.75%, 12/01/2028(a)		6,707	5,663,197
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		2,492	2,322,729

			14,123,738

Communications - Telecommunications – 0.1%
Altice France SA 5.50%, 10/15/2029(a)		7,410	5,850,316

Consumer Cyclical - Automotive – 0.3%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		3,120	2,959,383
2.00%, 03/09/2026(a)		4,070	3,915,379
2.45%, 09/15/2028(a)		5,328	4,808,136
5.30%, 09/13/2027(a)		1,469	1,459,266
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	5,300	5,390,828

			18,532,992

Consumer Cyclical - Entertainment – 0.0%
Carnival Corp. 5.75%, 03/01/2027(a)	U.S.$	199	199,099

Consumer Cyclical - Other – 0.2%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		3,279	3,289,011
6.125%, 04/01/2032(a)		1,878	1,883,975
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		2,392	2,315,877
Travel & Leisure Co. 6.625%, 07/31/2026(a)		1,567	1,579,444

			9,068,307

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		2,221	2,124,684

Consumer Cyclical - Retailers – 0.2%
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		2,466	2,310,048
FirstCash, Inc. 4.625%, 09/01/2028(a)		2,218	2,116,177
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		2,247	2,113,773

60 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Murphy Oil USA, Inc. 4.75%, 09/15/2029	U.S.$	1,661	$1,589,161
Penske Automotive Group, Inc. 3.75%, 06/15/2029		1,735	1,588,848

			9,718,007

Consumer Non-Cyclical – 0.2%
CVS Health Corp. 6.75%, 12/10/2054		662	661,834
7.00%, 03/10/2055		7,578	7,634,270
IQVIA, Inc. 5.00%, 10/15/2026(a)		1,599	1,587,395
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	144	155,707
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	2,446	2,286,109

			12,325,315

Energy – 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		303	296,430
NuStar Logistics LP 6.00%, 06/01/2026		1,576	1,579,919
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		10,223	10,457,825
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		1,714	1,587,960

			13,922,134

Services – 0.1%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		2,498	2,344,369
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		1,686	1,598,138

			3,942,507

Technology – 0.0%
Cedacri SpA 7.18% (EURIBOR 3 Month + 4.63%), 05/15/2028(a)(c)	EUR	2,165	2,342,025

Transportation - Airlines – 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)	U.S.$	7,634	7,517,971

ABFunds.com	AB Global Bond Fund 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.1%
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	3,879	$3,862,645

			125,624,044

Utility – 0.1%
Electric – 0.1%
PG&E Corp. 5.00%, 07/01/2028		5,404	5,261,155

Financial Institutions – 0.0%
Finance – 0.0%
goeasy Ltd. 7.375%, 10/01/2030(a)		202	198,012

REITs – 0.0%
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(d)(g)	EUR	23	24,612

			222,624

Total Corporates - Non-Investment Grade (cost $133,127,785)			131,107,823

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.2%
Non-Agency Floating Rate CMBS – 1.9%
BAMLL Trust Series 2025-ASHF, Class A 6.17% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(a)(c)	U.S.$	17,283	17,229,388
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.24% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a)(c)		2,000	2,008,696
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 5.81% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a)(c)		2,460	2,460,000
Great Wolf Trust Series 2024-WLF2, Class A 6.01% (CME Term SOFR 1 Month + 1.69%), 05/15/2041(a)(c)		2,316	2,315,278
Series 2024-WOLF, Class A 5.86% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(c)		16,019	16,029,039

62 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hawaii Hotel Trust Series 2025-MAUI, Class A 5.71% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a)(c)	U.S.$	8,158	$8,127,443
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.90% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(c)		10,690	10,099,309
Series 2022-JERI, Class A 5.87% (CME Term SOFR 1 Month + 1.55%), 01/15/2039(a)(c)		8,113	7,223,605
NJ Trust Series 2023-GSP, Class A 6.48%, 01/06/2029(a)		6,238	6,537,788
NRTH Mortgage Trust Series 2024-PARK, Class A 5.96% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a)(c)		14,214	14,204,317
ORL Trust Series 2024-GLKS, Class A 5.81% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a)(c)		4,907	4,903,652
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.76% (CME Term SOFR 1 Month + 1.44%), 03/15/2042(a)(c)		15,630	15,453,482
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.01% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a)(c)		4,555	4,529,487

			111,121,484

Non-Agency Fixed Rate CMBS – 0.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.65%, 02/10/2036(a)		9,098	8,004,501
BAHA Trust Series 2024-MAR, Class A 5.57%, 12/10/2041(a)(c)		5,000	5,070,674
Commercial Mortgage Trust Series 2012-CR3, Class D 4.435%, 10/15/2045(a)		2,322	1,828,621
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 5.45%, 01/15/2041(a)		1,329	1,357,096

			16,260,892

Total Commercial Mortgage-Backed Securities (cost $129,639,867)			127,382,376

ABFunds.com	AB Global Bond Fund 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 1.7%
Belgium – 0.5%
Dexia SA Series E Zero Coupon, 01/21/2028(a)	EUR	22,100	$22,292,901
0.01%, 01/22/2027(a)		7,200	7,453,820

			29,746,721

Canada – 0.4%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	18,875	13,510,311
4.25%, 03/15/2034(a)		9,605	7,178,598

			20,688,909

France – 0.4%
SNCF Reseau Series E 1.875%, 03/30/2034(a)	EUR	3,200	3,010,624
3.125%, 10/25/2028(a)		9,800	10,719,587
5.00%, 10/10/2033		9,303	11,168,289

			24,898,500

Japan – 0.4%
Development Bank of Japan, Inc. Series G 0.01%, 09/09/2025(a)		15,859	16,966,037
0.875%, 10/10/2025(a)		5,600	6,006,274

			22,972,311

Total Governments - Sovereign Agencies (cost $98,624,665)			98,306,441

EMERGING MARKETS - CORPORATE BONDS – 1.5%
Industrial – 1.2%
Basic – 0.5%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)(f)	U.S.$	4,279	3,200,692
6.99%, 02/20/2032(a)		244	182,512
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		8,736	8,168,160
8.00%, 10/15/2034(a)		1,215	1,161,171
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(a)		5,555	5,627,215
JSW Steel Ltd. 3.95%, 04/05/2027(a)		3,300	3,151,500
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		2,478	2,473,663

64 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Stillwater Mining Co. 4.00%, 11/16/2026(a)	U.S.$	5,827	$5,572,069
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		380	337,250

			29,874,232

Capital Goods – 0.1%
Ambipar Lux SARL 10.875%, 02/05/2033(a)		7,997	8,193,459

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,448,317
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		2,670	2,440,044
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(e)(h)(i)(j)(k)		4,270	427

			3,888,788

Energy – 0.5%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		5,317	5,297,252
Ecopetrol SA 6.875%, 04/29/2030		1,505	1,488,144
8.375%, 01/19/2036		1,614	1,572,601
8.625%, 01/19/2029		4,947	5,253,714
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		5,525	4,889,702
Greenko Dutch BV 3.85%, 03/29/2026(a)		352	341,000
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		7,560	7,553,952
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	3,830,724

			30,227,089

Other Industrial – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		1,155	1,151,639

			73,335,207

Utility – 0.3%
Electric – 0.2%
Diamond II Ltd. 7.95%, 07/28/2026(a)		5,305	5,345,420
Saavi Energia SARL 8.875%, 02/10/2035(a)		5,390	5,440,204

			10,785,624

ABFunds.com	AB Global Bond Fund 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)	U.S.$	5,407	$5,358,647

			16,144,271

Total Emerging Markets - Corporate Bonds (cost $93,438,263)			89,479,478

INFLATION-LINKED SECURITIES – 1.2%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.00%, 08/15/2050	BRL	18,778	12,572,131

United States – 1.0%
U.S. Treasury Inflation Index 1.375%, 07/15/2033	U.S.$	56,782	55,380,244

Total Inflation-Linked Securities (cost $66,860,007)			67,952,375

GOVERNMENTS - SOVEREIGN BONDS – 1.2%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		409	420,411
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(a)		240	239,448
5.67%, 10/20/2035(a)		302	302,493
Chile Government International Bond 3.10%, 05/07/2041		825	606,788
3.50%, 01/25/2050		650	459,550
3.75%, 01/14/2032	EUR	3,435	3,706,837
5.33%, 01/05/2054	U.S.$	265	248,570

			5,984,097

Colombia – 0.2%
Colombia Government International Bond 8.00%, 11/14/2035		8,167	8,224,169

Hong Kong – 0.2%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	55,000	8,067,852
3.30%, 06/07/2033(a)		36,090	5,277,566

			13,345,418

66 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hungary – 0.1%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	$546,813
3.125%, 09/21/2051(a)		200	118,427
5.50%, 03/26/2036(a)		470	449,114
6.125%, 05/22/2028(a)		250	256,075
6.25%, 09/22/2032(a)		270	277,564
6.75%, 09/25/2052(a)		740	758,974

			2,406,967

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	4,706	4,575,794
2.15%, 07/28/2031	U.S.$	1,030	874,470
3.20%, 09/23/2061		640	390,400
3.375%, 07/30/2025(a)	EUR	10,564	11,433,876
3.55%, 03/31/2032	U.S.$	200	182,000
4.30%, 03/31/2052		750	600,938

			18,057,478

Israel – 0.0%
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		380	382,769

Mexico – 0.0%
Mexico Government International Bond 2.66%, 05/24/2031		400	337,252
4.28%, 08/14/2041		500	379,500
5.00%, 04/27/2051		550	422,950
6.34%, 05/04/2053		248	225,680
7.375%, 05/13/2055		240	246,000

			1,611,382

Panama – 0.1%
Panama Government International Bond 3.87%, 07/23/2060		400	215,600
3.875%, 03/17/2028		920	875,150
6.85%, 03/28/2054		200	175,175
8.00%, 03/01/2038		200	207,500
9.375%, 04/01/2029		4,885	5,452,881

			6,926,306

Peru – 0.0%
Peruvian Government International Bond 2.78%, 12/01/2060		105	57,067
3.55%, 03/10/2051		660	453,585
5.875%, 08/08/2054		120	115,950

			626,602

ABFunds.com	AB Global Bond Fund 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032	U.S.$	1,660	$1,375,725
3.23%, 03/29/2027		205	199,875
3.56%, 09/29/2032		205	186,550
4.20%, 03/29/2047		205	167,588

			1,929,738

Poland – 0.0%
Republic of Poland Government International Bond 4.875%, 10/04/2033		442	433,956
5.50%, 04/04/2053		158	148,206

			582,162

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,075,659
4.40%, 04/16/2050(a)		200	171,369
4.82%, 03/14/2049(a)		320	292,816
4.875%, 02/27/2035(a)		240	243,927

			1,783,771

Romania – 0.1%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	195,995
3.00%, 02/14/2031(a)	U.S.$	1,130	944,680
3.625%, 03/27/2032(a)		256	213,888
5.25%, 11/25/2027(a)		694	691,224
6.625%, 02/17/2028(a)		270	276,391

			2,322,178

Saudi Arabia – 0.1%
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)		405	413,132
Saudi Government International Bond 3.375%, 03/05/2032(a)	EUR	289	308,204
3.625%, 03/04/2028(a)	U.S.$	370	359,671
3.75%, 01/21/2055(a)		970	656,360
5.00%, 04/17/2049(a)		407	355,311
5.125%, 01/13/2028(a)		200	202,130
5.75%, 01/16/2054(a)		225	214,279

			2,509,087

Uruguay – 0.0%
Oriental Republic of Uruguay 5.25%, 09/10/2060		595	542,470
Uruguay Government International Bond 4.375%, 01/23/2031		152	149,886
5.44%, 02/14/2037		303	306,220

68 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.75%, 10/28/2034	U.S.$	220	$229,460

			1,228,036

Total Governments - Sovereign Bonds (cost $71,886,822)			67,920,160

SUPRANATIONALS – 1.2%
European Union Series NGEU 3.375%, 10/05/2054(a)	EUR	27,216	26,608,780
Inter-American Development Bank Series G 7.35%, 10/06/2030	INR	1,154,000	13,862,643
International Bank for Reconstruction & Development Series E 2.50%, 01/13/2031	CNH	57,000	7,983,083
2.72%, 08/16/2034		30,000	4,167,681
2.75%, 07/26/2034		17,000	2,394,760
6.75%, 07/13/2029	INR	1,049,000	12,291,815

Total Supranationals (cost $69,851,686)			67,308,762

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	484,950
5.125%, 02/02/2033(a)		211	203,193
5.95%, 01/08/2034(a)		906	916,872
6.44%, 01/26/2036(a)		520	539,760
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	345,942
4.70%, 05/07/2050(a)		370	306,042
Empresa Nacional del Petroleo 5.95%, 07/30/2034(a)		280	281,470

			3,078,229

China – 0.1%
Agricultural Development Bank of China 3.80%, 10/27/2030(a)	CNH	25,000	3,740,761
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)	U.S.$	540	490,876

			4,231,637

Hong Kong – 0.5%
Airport Authority 2.10%, 03/08/2026(a)(b)		250	243,485
3.50%, 01/12/2062(a)		350	255,038

ABFunds.com	AB Global Bond Fund 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 2.93%, 06/05/2034(a)	CNH	96,670	$13,305,713
Hong Kong Mortgage Corp., Ltd. (The) Series E 2.60%, 10/18/2031(a)		97,500	13,455,518

			27,259,754

Indonesia – 0.0%
Pertamina Persero PT 2.30%, 02/09/2031(a)	U.S.$	570	486,210
4.15%, 02/25/2060(a)		410	286,539
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	450,800
5.25%, 10/24/2042(a)		205	179,759

			1,403,308

Kazakhstan – 0.0%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(a)		225	223,031
5.625%, 04/07/2030(a)		240	239,148
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	447,281

			909,460

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	854,000
5.34%, 04/03/2035(a)		500	502,965

			1,356,965

Mexico – 0.3%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		200	170,500
3.875%, 07/26/2033(a)		200	164,600
4.68%, 02/09/2051(a)		220	150,700
4.69%, 05/15/2029(a)		240	229,742
5.00%, 09/29/2036(e)		3,054	2,714,201
6.45%, 01/24/2035(a)		390	375,375
Petroleos Mexicanos 6.35%, 02/12/2048		8,105	5,348,490
6.50%, 03/13/2027		5,450	5,307,755

			14,461,363

Panama – 0.0%
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	165,450

Peru – 0.0%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a)		230	235,777

70 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)	U.S.$	265	$264,603
6.25%, 07/09/2054(a)		655	657,430

			922,033

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	465,836
3.30%, 07/12/2051(a)		500	344,845

			810,681

Saudi Arabia – 0.0%
Gaci First Investment Co. 4.875%, 02/14/2035(a)		506	488,584
5.00%, 10/13/2027(a)		430	431,737
5.125%, 02/14/2053(a)		415	355,362
5.375%, 01/29/2054(a)		1,030	923,020

			2,198,703

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		7,645	7,754,400

United Arab Emirates – 0.0%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)		540	485,190
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)		280	244,317
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	385,330
Series G 2.50%, 06/03/2031(a)		690	605,220
3.375%, 03/28/2032(a)		260	236,480

			1,956,537

Total Quasi-Sovereigns (cost $68,090,577)			66,744,297

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.7%
Japan – 0.7%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	30,936,634
2.375%, 09/08/2027(a)		9,345	10,059,602

Total Local Governments - Regional Bonds (cost $43,859,039)			40,996,236

ABFunds.com	AB Global Bond Fund 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.6%
Canada – 0.6%
Hydro Quebec Interest Strip Zero Coupon, 08/15/2041	CAD	5,631	$1,956,209
Zero Coupon, 02/15/2042		5,631	1,903,190
Zero Coupon, 08/15/2042		5,631	1,857,932
Zero Coupon, 02/15/2044		5,631	1,727,709
Zero Coupon, 08/15/2044		5,631	1,689,908
Series JN Zero Coupon, 02/15/2046		5,631	1,583,679
Province of Ontario Generic Coupon Strip Zero Coupon, 12/02/2036		5,669	2,488,770
Zero Coupon, 06/02/2037		5,669	2,426,939
Zero Coupon, 12/02/2037		5,631	2,353,387
Zero Coupon, 12/02/2038		5,669	2,257,322
Zero Coupon, 06/02/2039		5,669	2,199,403
Zero Coupon, 06/02/2040		5,669	2,094,547
Zero Coupon, 12/02/2040		5,631	2,029,257
Zero Coupon, 06/02/2041		5,631	1,984,585
Zero Coupon, 12/02/2041		5,669	1,950,179
Zero Coupon, 06/02/2042		5,669	1,900,034
Zero Coupon, 12/02/2046		5,631	1,538,001
Zero Coupon, 06/02/2047		5,669	1,512,469
Series INT Zero Coupon, 06/02/2046		5,669	1,579,430

Total Local Governments - Provincial Bonds (cost $38,336,948)			37,032,950

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027	U.S.$	4,745	4,795,590
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640	2,410,230
New Jersey Economic Development Authority Series 1997-A 7.425%, 02/15/2029		5,982	6,312,992
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		7,016	6,211,891
Series 2024-A 5.53%, 07/01/2034		4,802	4,925,834

72 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

State of Hawaii Series 2023-G 5.25%, 10/01/2029	U.S.$	1,640		$1,702,541

Total Local Governments - US Municipal Bonds (cost $26,076,005)				26,359,078

EMERGING MARKETS - TREASURIES – 0.5%
Brazil – 0.5%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035	BRL	197,698		26,258,060

South Africa – 0.0%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	0	*	1

Total Emerging Markets - Treasuries (cost $26,202,929)				26,258,061

BANK LOANS – 0.3%
Industrial – 0.3%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 6.825% (CME Term SOFR 1 Month + 2.50%), 12/15/2027(l)		1,081		1,073,284

Consumer Non-Cyclical – 0.2%
Hertz Corp. (The) 7.94% (CME Term SOFR 1 Month + 7.00%), 06/30/2028(l)		8,920		6,846,337
Opal US LLC 03/01/2032(m)	U.S.$	8,079		8,048,703

				14,895,040

Technology – 0.1%
Broadcom, Inc. 5.45% (CME Term SOFR 1 Month + 1.13%), 08/15/2028(h)(l)		4,275		4,269,938

Total Bank Loans (cost $21,526,804)				20,238,262

EMERGING MARKETS - SOVEREIGNS – 0.2%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		7,003		7,038,015

ABFunds.com	AB Global Bond Fund 73

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Uzbekistan – 0.1%
Republic of Uzbekistan International Bond 6.95%, 05/25/2032(a)	U.S.$	5,391		$5,324,691

Total Emerging Markets - Sovereigns (cost $12,300,066)				12,362,706

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,561,909)		3,456		2,500,886

		Shares
COMMON STOCKS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Nordic Aviation Capital DAC(h)(j)(k)		86,655		1,624,781

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.		4,459		50,922

Total Common Stocks (cost $3,448,677)				1,675,703

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.20%(n)(o)(p) (cost $46,141,116)		46,141,116		46,141,116

		Principal Amount (000)
Time Deposits – 0.3%
BBH, New York 1.56%, 04/01/2025	CAD	10,013		6,957,752
2.12%, 04/01/2025	NZD	0	*	1
3.23%, 04/01/2025	NOK	4		374
Citibank, London 1.35%, 04/01/2025	EUR	2,186		2,363,910
Citibank, New York 3.68%, 04/01/2025	U.S.$	9,369		9,368,943
Royal Bank of Canada, London 3.42%, 04/01/2025	GBP	39		50,354

74 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SMBC, Tokyo 0.11%, 04/01/2025	JPY	80,739	$538,298

Total Time Deposits (cost $19,279,632)			19,279,632

Total Short-Term Investments (cost $65,420,748)			65,420,748

Total Investments – 113.4% (cost $6,759,941,974)			6,582,645,864
Other assets less liabilities – (13.4)%			(780,067,745)

Net Assets – 100.0%			$5,802,578,119

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	1,091	June 2025	$76,801,344	$(177,497)
Canadian 5 Yr Bond Futures	5	June 2025	402,766	4,899
Euro Buxl 30 Yr Bond Futures	219	June 2025	28,241,328	(84,082)
Euro-BOBL Futures	1,299	June 2025	165,448,857	(1,516,977)
Euro-BTP Futures	675	June 2025	85,775,203	945,910
Euro-Bund Futures	5	June 2025	696,519	454
Euro-Schatz Futures	47	June 2025	5,435,571	(3,087)
Long Gilt Futures	455	June 2025	53,890,452	(75,567)
U.S. Long Bond (CBT) Futures	99	June 2025	11,610,844	3,898
U.S. T-Note 2 Yr (CBT) Futures	762	June 2025	157,864,970	954,454
U.S. T-Note 5 Yr (CBT) Futures	7,821	June 2025	845,890,031	9,962,211
U.S. T-Note 10 Yr (CBT) Futures	36	June 2025	4,003,875	54,563
U.S. Ultra Bond (CBT) Futures	99	June 2025	12,102,750	(140,969)

Sold Contracts
Canadian 10 Yr Bond Futures	2,001	June 2025	172,630,659	(1,352,358)
Euro-BOBL Futures	23	June 2025	2,929,426	7,580
Euro-Bund Futures	714	June 2025	99,462,969	(500,664)
Euro-Schatz Futures	203	June 2025	23,477,039	16,463
Japan 10 Yr Bond (OSE) Futures	302	June 2025	278,663,911	(285,552)
U.S. 10 Yr Ultra Futures	2,363	June 2025	269,677,375	(2,078,961)
U.S. Long Bond (CBT) Futures	245	June 2025	28,733,906	49,172
U.S. T-Note 2 Yr (CBT) Futures	64	June 2025	13,259,000	(85,500)

				$5,698,390

ABFunds.com	AB Global Bond Fund 75

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	169,840	USD	29,274	04/02/2025	$(489,140)
Bank of America NA	USD	29,578	BRL	169,840	04/02/2025	185,299
Bank of America NA	JPY	30,000,000	USD	203,384	04/24/2025	2,877,682
Bank of America NA	IDR	544,362,237	USD	33,243	04/29/2025	608,890
Bank of America NA	EUR	1,000	USD	1,054	05/09/2025	(29,568)
Bank of America NA	GBP	115,266	USD	148,959	05/16/2025	74,203
Barclays Bank PLC	AUD	134,705	USD	85,062	04/10/2025	886,379
Barclays Bank PLC	USD	50,576	KRW	74,134,315	04/17/2025	(242,906)
Barclays Bank PLC	GBP	841	USD	1,087	05/16/2025	32
Barclays Bank PLC	MYR	115,081	USD	26,042	06/18/2025	7,559
Brown Brothers Harriman & Co.	AUD	279	USD	172	04/09/2025	(1,944)
Brown Brothers Harriman & Co.	USD	205	AUD	322	04/09/2025	(4,245)
Brown Brothers Harriman & Co.	EUR	8,084	USD	8,520	04/10/2025	(225,019)
Brown Brothers Harriman & Co.	GBP	2,083	USD	2,685	04/10/2025	(6,032)
Brown Brothers Harriman & Co.	CAD	9,989	USD	6,998	04/11/2025	54,298
Brown Brothers Harriman & Co.	USD	81	CAD	115	04/11/2025	(424)
Brown Brothers Harriman & Co.	EUR	354	USD	377	05/09/2025	(6,581)
Brown Brothers Harriman & Co.	USD	654	EUR	628	05/09/2025	27,194
Brown Brothers Harriman & Co.	USD	779	EUR	718	05/09/2025	(1,172)
Citibank NA	KRW	74,803,630	USD	51,038	04/17/2025	250,322
Citibank NA	JPY	30,568,561	USD	203,028	04/24/2025	(1,278,041)
Citibank NA	PEN	24,266	USD	6,624	05/15/2025	26,781
Citibank NA	GBP	1,406	USD	1,818	05/16/2025	2,679
Deutsche Bank AG	AUD	8,542	USD	5,363	04/10/2025	25,444
Goldman Sachs Bank USA	EUR	10,809	USD	11,744	05/09/2025	32,729
HSBC Bank USA	JPY	66,747,762	USD	446,297	04/10/2025	888,458
HSBC Bank USA	INR	2,244,408	USD	25,524	05/22/2025	(630,758)
HSBC Bank USA	CNH	1,109,784	USD	152,949	06/05/2025	(477,689)
JPMorgan Chase Bank NA	BRL	102,478	USD	17,846	04/02/2025	(111,805)
JPMorgan Chase Bank NA	USD	17,998	BRL	102,478	04/02/2025	(40,214)
JPMorgan Chase Bank NA	EUR	2,577	USD	2,783	04/10/2025	(4,346)
JPMorgan Chase Bank NA	GBP	94,658	USD	122,536	04/10/2025	263,927
JPMorgan Chase Bank NA	USD	9,954	CAD	14,182	04/11/2025	(94,180)
JPMorgan Chase Bank NA	USD	1,118	SEK	11,205	04/11/2025	(2,492)
JPMorgan Chase Bank NA	KRW	110,858,153	USD	75,737	04/17/2025	470,018
JPMorgan Chase Bank NA	CNH	1,494,148	USD	205,925	06/05/2025	(640,295)
Morgan Stanley Capital Services LLC	BRL	67,362	USD	11,731	04/02/2025	(73,494)
Morgan Stanley Capital Services LLC	USD	11,681	BRL	67,362	04/02/2025	123,941
Morgan Stanley Capital Services LLC	EUR	225,525	USD	244,153	04/10/2025	191,014
Morgan Stanley Capital Services LLC	CAD	402,094	USD	276,546	04/11/2025	(2,992,092)
Morgan Stanley Capital Services LLC	MXN	157,365	USD	7,826	04/11/2025	145,297
Morgan Stanley Capital Services LLC	BRL	222,379	USD	38,449	05/05/2025	(283,545)
Morgan Stanley Capital Services LLC	EUR	994,530	USD	1,048,132	05/09/2025	(29,435,153)
Morgan Stanley Capital Services LLC	COP	292,143,252	USD	69,984	05/15/2025	537,420
Morgan Stanley Capital Services LLC	USD	45,179	CNH	326,367	06/05/2025	(59,400)

						$(29,450,969)

76 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 43, 5 Year Index, 6/20/2030*	1.00%	Quarterly	0.89%	USD	83,510	$(442,456)	$(966,609)	$524,153

Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 6/20/2030*	5.00	Quarterly	3.77		53,740	2,859,779	2,872,408	(12,629)
CDX-NAIG Series 44, 5 Year Index, 6/20/2030*	1.00	Quarterly	0.61		83,510	1,535,201	1,656,970	(121,769)

						$3,952,524	$3,562,769	$389,755

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
CNY	644,702	02/20/2030	China 7-Day Reverse Repo Rate	1.616%	Quarterly	$25,670	$	– 0	–	$25,670
CNY	586,868	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	(29,158)		– 0	–	(29,158)
NZD	75,120	03/18/2035	3 Month BKBM	4.153%	Quarterly/Semi-Annual	196,701		– 0	–	196,701
NZD	38,130	03/18/2035	3 Month BKBM	4.155%	Quarterly/Semi-Annual	104,343		– 0	–	104,343

						$297,556	$	– 0	–	$297,556

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at March 31, 2025
Barclays Bank PLC†	USD	2,372	1.00%	—	$2,374,027
Clear Street LLC†	USD	3,990	1.75	—	3,998,146
Clear Street LLC†	USD	833	2.50	—	836,840
Jefferies LLC†	USD	1,608	2.25	—	1,608,969
Nomura UK†	USD	905	2.25	—	905,305

					$9,723,287

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2025.

ABFunds.com	AB Global Bond Fund 77

PORTFOLIO OF INVESTMENTS (continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates – Investment Grade	$7,209,013	$	– 0	–	$	– 0	–	$	– 0	–	$7,209,013
Emerging Markets – Corporate Bonds	2,514,274		– 0	–		– 0	–		– 0	–	2,514,274

Total	$9,723,287	$	– 0	–	$	– 0	–	$	– 0	–	$9,723,287

*	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $2,861,719,586 or 49.32% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2025.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2025.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of March 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	10/06/2021	$188,983	$173,836	0.00%
Comision Federal de Electricidad 5.00%, 09/29/2036	06/23/2021	3,157,083	2,714,201	0.05%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	06/13/2013 - 09/23/2014	3,859,888	427	0.00%

(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2025.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Defaulted matured security.

(j)	Fair valued by the Adviser.

(k)	Non-income producing security.

(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at March 31, 2025.

(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(p)	Affiliated investments.

78 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

BKBM – Bank Bill Reference Rate (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

GMTN – Global Medium Term Note

JSC – Joint Stock Company

LP – Limited Partnership

MTN – Medium Term Note

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

ABFunds.com	AB Global Bond Fund 79

STATEMENT OF ASSETS & LIABILITIES

March 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,713,800,858)	$6,536,504,748
Affiliated issuers (cost $46,141,116)	46,141,116
Cash	25,338
Cash collateral due from broker	28,343,992
Foreign currencies, at value (cost $12,844,109)	12,732,804
Unaffiliated interest receivable	48,552,398
Unrealized appreciation on forward currency exchange contracts	7,679,566
Receivable for variation margin on centrally cleared swaps	4,474,877
Receivable for capital stock sold	4,128,018
Receivable for investment securities sold	2,149,249
Affiliated dividends receivable	291,514
Receivable due from Adviser	15,191

Total assets	6,691,038,811

Liabilities
Payable for investment securities purchased	827,612,105
Unrealized depreciation on forward currency exchange contracts	37,130,535
Payable for reverse repurchase agreements	9,723,287
Payable for capital stock redeemed	5,922,980
Advisory fee payable	2,141,544
Cash collateral due to broker	1,921,000
Payable for variation margin on futures	1,513,105
Dividends payable	725,196
Payable for capital gains taxes	544,761
Transfer Agent fee payable	151,155
Distribution fee payable	62,520
Administrative fee payable	57,378
Directors’ fee payable	23,505
Accrued expenses	931,621

Total liabilities	888,460,692

Net Assets	$5,802,578,119

Composition of Net Assets
Capital stock, at par	$840,268
Additional paid-in capital	6,764,598,283
Accumulated loss	(962,860,432)

$5,802,578,119

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$282,013,133	40,804,852	$6.91	*

C	$7,991,927	1,152,546	$6.93

Advisor	$4,027,770,711	583,338,980	$6.90

I	$647,951,985	93,825,421	$6.91

Z	$836,850,363	121,146,204	$6.91

*	The maximum offering price per share for Class A shares was $7.22, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended March 31, 2025 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $827,212)	$115,245,167
Dividends
Affiliated issuers	1,858,657
Unaffiliated issuers	357,287	$117,461,111

Expenses
Advisory fee (see Note B)	13,319,597
Transfer agency—Class A	71,944
Transfer agency—Class C	2,184
Transfer agency—Advisor Class	974,001
Transfer agency—Class I	114,942
Transfer agency—Class Z	95,266
Distribution fee—Class A	366,858
Distribution fee—Class C	41,169
Custody and accounting	391,221
Printing	77,034
Registration fees	71,853
Audit and tax	64,110
Administrative	59,690
Directors’ fees	47,442
Legal	40,065
Miscellaneous	71,614

Total expenses before interest expense	15,808,990
Interest expense	39,792

Total expenses	15,848,782
Less: expenses waived and reimbursed by the Adviser (see Note B)	(99,098)

Net expenses		15,749,684

Net investment income		101,711,427

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(53,949,396)
Forward currency exchange contracts		172,764,288
Futures		(9,164,695)
Swaps		(804,079)
Foreign currency transactions		(61,678,802)
Net change in unrealized appreciation (depreciation) on:
Investments(b)		(167,639,334)
Forward currency exchange contracts		7,222,037
Futures		6,642,344
Swaps		1,667,162
Foreign currency denominated assets and liabilities		(121,064)

Net loss on investment and foreign currency transactions		(105,061,539)

Net Decrease in Net Assets from Operations		$(3,350,112)

(a)	Net of foreign realized capital gains taxes of $46,188.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $83,261.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (unaudited)		Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$101,711,427		$205,028,285
Net realized gain (loss) on investment and foreign currency transactions	47,167,316		(53,727,627)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	(152,228,855)		438,975,931
Contributions from Affiliates (see Note B)	– 0	–	317

Net increase (decrease) in net assets from operations	(3,350,112)		590,276,906
Distributions to Shareholders
Class A	(4,925,636)		(1,959,807)
Class C	(106,579)		(52,513)
Advisor Class	(71,760,387)		(24,801,891)
Class R	– 0	–	(96,327)
Class K	– 0	–	(26,491)
Class I	(10,948,450)		(4,217,577)
Class Z	(15,336,995)		(5,179,839)
Return of Capital
Class A	– 0	–	(9,156,363)
Class C	– 0	–	(245,346)
Advisor Class	– 0	–	(115,876,231)
Class R	– 0	–	(450,046)
Class K	– 0	–	(123,767)
Class I	– 0	–	(19,704,826)
Class Z	– 0	–	(24,200,583)
Capital Stock Transactions
Net increase	85,485,728		18,738,909

Total increase (decrease)	(20,942,431)		402,924,208
Net Assets
Beginning of period	5,823,520,550		5,420,596,342

End of period	$5,802,578,119		$5,823,520,550

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class K, Class R and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price

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at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect

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the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly

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NOTES TO FINANCIAL STATEMENTS (continued)

traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments—Treasuries	$	– 0	–	$2,569,073,609		$	– 0	–	$2,569,073,609
Corporates—Investment Grade		– 0	–	1,496,308,641			– 0	–	1,496,308,641
Mortgage Pass-Throughs		– 0	–	849,753,206			– 0	–	849,753,206
Collateralized Loan Obligations		– 0	–	198,391,404			– 0	–	198,391,404
Covered Bonds		– 0	–	196,974,972			– 0	–	196,974,972
Collateralized Mortgage Obligations		– 0	–	168,911,485			– 0	–	168,911,485
Asset-Backed Securities		– 0	–	154,186,205			– 0	–	154,186,205
Corporates—Non-Investment Grade		– 0	–	131,107,823			– 0	–	131,107,823
Commercial Mortgage-Backed Securities		– 0	–	127,382,376			– 0	–	127,382,376
Governments—Sovereign Agencies		– 0	–	98,306,441			– 0	–	98,306,441
Emerging Markets—Corporate Bonds		– 0	–	89,479,051			427		89,479,478
Inflation-Linked Securities		– 0	–	67,952,375			– 0	–	67,952,375
Governments—Sovereign Bonds		– 0	–	67,920,160			– 0	–	67,920,160
Supranationals		– 0	–	67,308,762			– 0	–	67,308,762
Quasi-Sovereigns		– 0	–	66,744,297			– 0	–	66,744,297
Local Governments—Regional Bonds		– 0	–	40,996,236			– 0	–	40,996,236
Local Governments—Provincial Bonds		– 0	–	37,032,950			– 0	–	37,032,950
Local Governments—US Municipal Bonds		– 0	–	26,359,078			– 0	–	26,359,078
Emerging Markets—Treasuries		– 0	–	26,258,061			– 0	–	26,258,061
Bank Loans		– 0	–	15,968,324			4,269,938		20,238,262
Emerging Markets—Sovereigns		– 0	–	12,362,706			– 0	–	12,362,706
Local Governments—Canadian Municipal Bonds		– 0	–	2,500,886			– 0	–	2,500,886
Common Stocks		50,922		– 0	–		1,624,781		1,675,703
Short-Term Investments:
Investment Companies		46,141,116		– 0	–		– 0	–	46,141,116
Time Deposits		19,279,632		– 0	–		– 0	–	19,279,632

Total Investments in Securities		65,471,670		6,511,279,048			5,895,146		6,582,645,864

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Other Financial Instruments*:
Assets
Futures	$11,999,604		$	– 0	–	$	– 0	–	$11,999,604	†
Forward Currency Exchange Contracts	– 0	–		7,679,566			– 0	–	7,679,566
Centrally Cleared Credit Default Swaps	– 0	–		4,394,980			– 0	–	4,394,980	†
Centrally Cleared Interest Rate Swaps	– 0	–		326,714			– 0	–	326,714	†
Liabilities
Futures	(6,301,214)			– 0	–		– 0	–	(6,301,214	)†
Forward Currency Exchange Contracts	– 0	–		(37,130,535)			– 0	–	(37,130,535)
Centrally Cleared Credit Default Swaps	– 0	–		(442,456)			– 0	–	(442,456	)†
Centrally Cleared Interest Rate Swaps	– 0	–		(29,158)			– 0	–	(29,158	)†

Total	$71,170,060			$6,486,078,159			$5,895,146		$6,563,143,365

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2025, the reimbursement for such services amounted to $59,690.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $416,290 for the six months ended March 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $715 from the sale of Class A shares and received $86 and $10 in contingent deferred sales

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charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2025, such waiver amounted to $99,098.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2025 is as follows:

Fund	Market Value 9/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$97,830	$1,164,640	$1,216,329	$46,141	$1,859

During the year ended September 30, 2024, the Adviser reimbursed the Fund $317, for trading losses incurred due to trade entry errors.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $15,616,506 for Class C. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect,

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NOTES TO FINANCIAL STATEMENTS (continued)

and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2025, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$3,757,423,620	$3,084,284,908
U.S. government securities	5,728,710,542	5,997,696,916

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$68,356,939
Gross unrealized depreciation	(268,718,317)

Net unrealized depreciation	$(200,361,378)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on

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forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily

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limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

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Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or

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“notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2025, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect

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upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$11,999,604	*	Payable for variation margin on futures	$6,301,214	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	326,714	*	Payable for variation margin on centrally cleared swaps	29,158	*

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$7,679,566		Unrealized depreciation on forward currency exchange contracts	$37,130,535

Credit contracts	Receivable for variation margin on centrally cleared swaps	524,153	*	Payable for variation margin on centrally cleared swaps	134,398	*

Total		$20,530,037			$43,595,305

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$664,975	$1,105,488

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	(9,164,695)	6,642,344

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	172,764,288	7,222,037

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(1,469,054)	561,674

Total		$162,795,514	$15,531,543

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2025:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$157,524,704
Average notional amount of sale contracts	$91,187,143

Centrally Cleared Interest Rate Swaps:
Average notional amount	$263,749,503	(a)

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$214,128,345
Average principal amount of sale contracts	$3,704,835,919

Futures:
Average notional amount of buy contracts	$1,573,496,260
Average notional amount of sale contracts	$569,906,139

(a)	Positions were open for four months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$3,746,074	$(518,708)		$	– 0	–	$	– 0	–	$3,227,366
Barclays Bank PLC	893,970	(242,906)			(98,000)			– 0	–	553,064
Brown Brothers Harriman & Co.	81,492	(81,492)			– 0	–		– 0	–	– 0	–
Citibank NA	279,782	(279,782)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	25,444	– 0	–		– 0	–		– 0	–	25,444
Goldman Sachs Bank USA	32,729	– 0	–		– 0	–		– 0	–	32,729
HSBC Bank USA	888,458	(888,458)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	733,945	(733,945)			– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services LLC	997,672	(997,672)			– 0	–		– 0	–	– 0	–

Total	$7,679,566	$(3,742,963)			$(98,000)		$	– 0	–	$3,838,603	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$518,708	$(518,708)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	242,906	(242,906)		– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	245,417	(81,492)		– 0	–		– 0	–		163,925
Citibank NA	1,278,041	(279,782)		– 0	–		– 0	–		998,259
HSBC Bank USA	1,108,447	(888,458)		(219,989)			– 0	–		– 0	–
JPMorgan Chase Bank, NA	893,332	(733,945)		(159,387)			– 0	–		– 0	–
Morgan Stanley Capital Services LLC	32,843,684	(997,672)		– 0	–		– 0	–		31,846,012

Total	$37,130,535	$(3,742,963)		$(379,376)		$	– 0	–		$33,008,196	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination.

The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

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The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended March 31, 2025, the Fund earned drop income of $1,902,834 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended March 31, 2025, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the six months ended March 31, 2025, the average amount of reverse repurchase agreements outstanding was $3,287,874 and the daily weighted average interest rate was 2.37%. At March 31, 2025, the Fund had reverse repurchase agreements outstanding in the amount of $9,723,287 as reported in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2025:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Bank PLC	$2,374,027	$(2,374,027)	$	– 0	–
Clear Street LLC	4,834,986	(4,834,986)		– 0	–
Jefferies LLC	1,608,969	(1,608,969)		– 0	–
Nomura UK	905,305	(905,305)		– 0	–

	$9,723,287	$(9,723,287)	$	– 0	–

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024

Class A
Shares sold	1,406,493	3,153,447	$9,712,957	$21,506,717

Shares issued in reinvestment of dividends	531,615	1,214,296	3,675,709	8,311,805

Shares converted from Class C	103,413	524,071	716,863	3,556,959

Shares redeemed	(5,562,165)	(11,251,094)	(38,375,313)	(76,748,387)

Net decrease	(3,520,644)	(6,359,280)	$(24,269,784)	$(43,372,906)

Class C
Shares sold	96,035	133,133	$665,629	$907,062

Shares issued in reinvestment of dividends	11,410	33,389	79,154	228,918

Shares converted to Class A	(103,068)	(522,347)	(716,863)	(3,556,959)

Shares redeemed	(115,646)	(519,958)	(803,724)	(3,547,965)

Net decrease	(111,269)	(875,783)	$(775,804)	$(5,968,944)

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	Shares			Amount
	Six Months Ended March 31, 2025 (unaudited)		Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)			Year Ended September 30, 2024

Advisor Class
Shares sold	81,067,595		139,810,730		$559,382,243		$956,088,709

Shares issued in reinvestment of dividends	8,098,708		15,740,697		55,969,659		107,722,639

Shares redeemed	(82,096,216)		(120,306,363)		(566,472,803)		(819,780,007)

Net increase	7,070,087		35,245,064		$48,879,099		$244,031,341

Class R
Shares sold	– 0	–	549,003	$	– 0	–	$3,727,579

Shares issued in reinvestment of dividends	– 0	–	74,015		– 0	–	501,620

Shares redeemed	– 0	–	(5,377,607)		– 0	–	(36,665,857)

Net increase (decrease)	– 0	–	(4,754,589)	$	– 0	–	$(32,436,658)

Class K
Shares sold	– 0	–	109,605	$	– 0	–	$737,934

Shares issued in reinvestment of dividends	– 0	–	21,135		– 0	–	143,363

Shares redeemed	– 0	–	(1,363,429)		– 0	–	(9,250,336)

Net increase (decrease)	– 0	–	(1,232,689)	$	– 0	–	$(8,369,039)

Class I
Shares sold	12,988,587		13,468,821		$89,549,264		$92,114,689

Shares issued in reinvestment of dividends	1,533,092		3,327,629		10,598,262		22,754,145

Shares redeemed	(4,895,730)		(34,827,481)		(33,857,501)		(238,461,826)

Net increase (decrease)	9,625,949		(18,031,031)		$66,290,025		$(123,592,992)

Class Z
Shares sold	11,521,120		30,862,594		$79,542,450		$211,784,798

Shares issued in reinvestment of dividends	2,221,089		4,201,161		15,353,656		28,745,698

Shares redeemed	(14,433,419)		(37,213,990)		(99,533,914)		(252,082,389)

Net decrease	(691,210)		(2,150,235)		$(4,637,808)		$(11,551,893)

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NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk,

ABFunds.com	AB Global Bond Fund 105

NOTES TO FINANCIAL STATEMENTS (continued)

which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in I rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending September 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$36,334,445	$445,393,530

Total taxable distributions paid	$36,334,445	$445,393,530
Return of Capital	169,757,162	41,423,187

Total distributions paid	$206,091,607	$486,816,717

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital losses	$(714,058,439	)(a)
Other losses	(111,389,988	)(b)
Unrealized appreciation (depreciation)	(26,923,820	)(c)

Total accumulated earnings (deficit)	$(852,372,247	)(d)

(a)	As of September 30, 2024, the Fund had a net capital loss carryforward of $714,058,439. As of September 30, 2024, the cumulative deferred loss on straddles was $9,177,796.

(b)	As of September 30, 2024, the Fund had a qualified late-year ordinary loss deferral of $102,212,192.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2024, the Fund had a net short-term capital loss carryforward of $237,901,882 and a net long-term capital loss carryforward of $476,156,557, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Global Bond Fund 107

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.04	$ 6.57	$ 7.09	$ 8.52	$ 8.62	$ 8.67

Income From Investment Operations

Net investment income(a)(b)	.11	.23	.21	.11	.11	.14

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)	.48	(.11)	(1.20)	(.02)	.07

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.01)	.71	.10	(1.09)	.09	.21

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.04)	(.57)	(.24)	(.13)	(.26)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)	– 0	–
Return of Capital	– 0	–	(.20)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.24)	(.62)	(.34)	(.19)	(.26)

Net asset value, end of period	$ 6.91	$ 7.04	$ 6.57	$ 7.09	$ 8.52	$ 8.62

Total Return

Total investment return based on net asset value(d)	(.17	)%*	10.90%	1.27%	(13.27)%	.92%	2.44	%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$282,013	$312,047	$332,871	$409,768	$580,627	$656,731

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.79	%(f)	.80%	.80%	.80%	.80%	.80%

Expenses, before waivers/reimbursements(e)	.79	%(f)	.80%	.80%	.80%	.80%	.80%

Net investment income(b)	3.31	%(f)	3.42%	3.06%	1.40%	1.24%	1.62%

Portfolio turnover rate**	143%	302%	177%	159%	130%	135%

See footnote summary on page 113.

108 AB Global Bond Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.06	$ 6.59	$ 7.12	$ 8.55	$ 8.65	$ 8.70

Income From Investment Operations

Net investment income(a)(b)	.09	.18	.16	.05	.04	.08

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)	.47	(.12)	(1.20)	(.02)	.06

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.04)	.65	.04	(1.15)	.02	.14

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.03)	(.52)	(.18)	(.06)	(.19)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)	– 0	–
Return of Capital	– 0	–	(.15)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.09)	(.18)	(.57)	(.28)	(.12)	(.19)

Net asset value, end of period	$ 6.93	$ 7.06	$ 6.59	$ 7.12	$ 8.55	$ 8.65

Total Return

Total investment return based on net asset value(d)	(.54	)%*	10.03%	.36%	(13.88)%	.27%	1.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,992	$8,927	$14,099	$22,599	$39,929	$65,949

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.54	%(f)	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, before waivers/reimbursements(e)	1.55	%(f)	1.55%	1.55%	1.56%	1.55%	1.55%

Net investment income(b)	2.54	%(f)	2.65%	2.26%	.62%	.49%	.93%

Portfolio turnover rate**	143%	302%	177%	159%	130%	135%

See footnote summary on page 113.

ABFunds.com	AB Global Bond Fund 109

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.03	$ 6.56	$ 7.09	$ 8.51	$ 8.62	$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.13	.25	.23	.13	.13	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)	.47	(.12)	(1.19)	(.03)	.08

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.00	(c)	.72	.11	(1.06)	.10	.24

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.04)	(.59)	(.26)	(.15)	(.28)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)	– 0	–
Return of Capital	– 0	–	(.21)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.25)	(.64)	(.36)	(.21)	(.28)

Net asset value, end of period	$ 6.90	$ 7.03	$ 6.56	$ 7.09	$ 8.51	$ 8.62

Total Return

Total investment return based on net asset value(d)	(.05	)%*	11.19%	1.38%	(12.95)%	1.17%	2.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,027,771	$4,052,962	$3,549,674	$3,441,514	$4,707,655	$4,645,021

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.54	%(f)	.55%	.55%	.55%	.55%	.55%

Expenses, before waivers/reimbursements(e)	.54	%(f)	.55%	.55%	.56%	.55%	.55%

Net investment income(b)	3.56	%(f)	3.67%	3.33%	1.66%	1.49%	1.91%

Portfolio turnover rate**	143%	302%	177%	159%	130%	135%

See footnote summary on page 113.

110 AB Global Bond Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.03	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.12	.25	.23	.13	.13	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.11)	.47	(.13)	(1.20)	(.02)	.07

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.01	.72	.10	(1.07)	.11	.23

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.04)	(.58)	(.26)	(.15)	(.27)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)	– 0	–
Return of Capital	– 0	–	(.21)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.25)	(.63)	(.36)	(.21)	(.27)

Net asset value, end of period	$ 6.91	$ 7.03	$ 6.56	$ 7.09	$ 8.52	$ 8.62

Total Return

Total investment return based on net asset value(d)	.10	%*	11.14%	1.36%	(13.06)%	1.29%	2.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$647,952	$592,295	$670,854	$724,876	$919,250	$854,892

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.53	%(f)	.59%	.57%	.56%	.55%	.58%

Expenses, before waivers/reimbursements(e)	.53	%(f)	.59%	.57%	.57%	.55%	.58%

Net investment income(b)	3.58	%(f)	3.63%	3.31%	1.65%	1.49%	1.88%

Portfolio turnover rate**	143%	302%	177%	159%	130%	135%

See footnote summary on page 113.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.04	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.12	.25	.23	.14	.13	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)	.48	(.12)	(1.21)	(.02)	.08

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.00	(c)	.73	.11	(1.07)	.11	.24

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.04)	(.59)	(.26)	(.15)	(.28)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)	– 0	–
Return of Capital	– 0	–	(.21)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.25)	(.64)	(.36)	(.21)	(.28)

Net asset value, end of period	$ 6.91	$ 7.04	$ 6.56	$ 7.09	$ 8.52	$ 8.62

Total Return

Total investment return based on net asset value(d)	(.03	)%*	11.38%	1.40%	(13.01)%	1.34%	2.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$836,850	$857,290	$813,849	$755,288	$717,784	$579,878

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.51	%(f)	.52%	.52%	.51%	.50%	.53%

Expenses, before waivers/reimbursements(e)	.52	%(f)	.52%	.52%	.51%	.50%	.53%

Net investment income(b)	3.59	%(f)	3.71%	3.37%	1.73%	1.53%	1.93%

Portfolio turnover rate**	143%	302%	177%	159%	130%	135%

See footnote summary on page 113.

112 AB Global Bond Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2025 (unaudited)(f)	Year Ended September 30,
		2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	.79%	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.79%	.80%	.80%	.80%	.80%	.80%
Class C
Net of waivers/reimbursements	1.54%	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.54%	1.55%	1.55%	1.56%	1.55%	1.55%
Advisor Class
Net of waivers/reimbursements	.54%	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.54%	.55%	.55%	.56%	.55%	.55%
Class I
Net of waivers/reimbursements	.53%	.59%	.57%	.56%	.55%	.58%
Before waivers/reimbursements	.53%	.59%	.57%	.57%	.55%	.58%
Class Z
Net of waivers/reimbursements	.51%	.52%	.52%	.51%	.50%	.53%
Before waivers/reimbursements	.52%	.52%	.52%	.51%	.50%	.53%

(f)	Annualized.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the six-month ended March 31, 2025 by 0.03%.

**	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

ABFunds.com	AB Global Bond Fund 113

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

114 AB Global Bond Fund	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

ABFunds.com	AB Global Bond Fund 115

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and

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sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that

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an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale. The directors also determined to monitor changes in the Fund’s asset levels to inform possible future consideration of a recommendation that the Adviser add an additional breakpoint to the fee schedule.

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NOTES

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NOTES

120 AB Global Bond Fund	ABFunds.com

AB GLOBAL BOND FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GB-0152-0325

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: May 27, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: May 27, 2025